Document And Entity Information	12 Months Ended
Oct. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nordion Inc.
Document Type	40-F
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	61,909,101
Amendment Flag	false
Entity Central Index Key	0001057698
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Current assets
Cash and cash equivalents	$ 109,360		$ 74,067
Accounts receivable (Note 3)	46,488		38,999
Notes receivable (Notes 8(b) and 8(c))	4,004		16,061
Inventories (Note 4)	33,977		30,595
Income taxes recoverable (Note 19)	23,951		22,857
Current portion of deferred tax assets (Note 19)	4,141		7,661
Other current assets (Note 6)	2,042		13,842
Assets of discontinued operations			936
Total current assets	223,963		205,018
Property, plant and equipment, net (Note 5)	88,217		97,690
Deferred tax assets (Note 19)	52,855		73,237
Long-term investments (Note 7)	1,450	[1]	1,473	[1]
Other long-term assets (Note 8)	62,096		81,245
Total assets	428,581		458,663
Current liabilities
Accounts payable	18,783		13,661
Accrued liabilities (Note 10)	80,322		52,914
Income taxes payable (Note 19)	9,494		4,238
Current portion of long-term debt (Note 11)	4,190		4,156
Current portion of deferred revenue (Note 12)	1,500		1,820
Liabilities of discontinued operations			4,079
Total current liabilities	114,289		80,868
Long-term debt (Note 11)	39,141		40,174
Deferred revenue (Note 12)	1,958		3,855
Long-term income taxes payable (Note 19)	3,960		9,369
Other long-term liabilities (Note 13)	74,468		39,619
Total liabilities	233,816		173,885
Shareholders’ equity
Common shares at par – Authorized shares: unlimited; Issued and outstanding shares: 61,909,101 and 62,378,521, respectively; (Note 15)	252,168		254,076
Additional paid-in capital	84,726		83,159
Accumulated deficit	(265,474)		(216,789)
Accumulated other comprehensive income	123,345		164,332
Total shareholders’ equity	194,765		284,778
Total liabilities and shareholders’ equity	$ 428,581		$ 458,663

[1]	Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company reported equity loss of $0 (2011 - $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company's exposure to losses is limited to its investment of $0 (October 31, 2011 - $0).

Consolidated Statements of Financial Position (Parentheticals) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Common Stock, Par Value (in Dollars per share)	$ 0	$ 0
Common Stock, Issued	61,909,101	62,378,521
Common Stock, Outstanding	61,909,101	62,378,521

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Revenues	$ 244,840		$ 274,027		$ 221,968
Costs and expenses
Direct cost of revenues	110,992		126,076		104,677
Selling, general and administration	69,831		65,107		100,286
Depreciation and amortization	17,080		22,375		28,514
Restructuring charges, net (Note 17)	1,781		1,592		62,531
Change in fair value of embedded derivatives (Note 16)	12,020	[1]	(2,649)	[1]	(13,050)	[1]
Other expenses, net (Note 18)	32,041		8,549		25,057
Total costs and expenses	243,745		221,050		308,015
Operating income (loss) from continuing operations	1,095		52,977		(86,047)
Interest expense	(4,406)		(2,499)		(5,522)
Interest and dividend income	6,835		10,274		8,590
Equity loss (Note 7)			(128)		(650)
Income (loss) from continuing operations before income taxes	3,524		60,624		(83,629)
Income tax expense (recovery) (Note 19)
-current	(5,744)		13,456		(8,306)
-deferred	38,137		3,666		8,493
	32,393		17,122		187
(Loss) income from continuing operations	(28,869)		43,502		(83,816)
Loss from discontinued operations, net of income taxes			(26,655)		(148,194)
Net (loss) income	$ (28,869)		$ 16,847		$ (232,010)
Basic and diluted (loss) earnings per share (Note 14)
- from continuing operations (in Dollars per share)	$ (0.47)		$ 0.67		$ (0.94)
- from discontinued operations (in Dollars per share)			$ (0.41)		$ (1.66)
Basic and diluted (loss) earnings per share (in Dollars per share)	$ (0.47)		$ 0.26		$ (2.6)

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total [Member]	Total
Balance as of October 31, 2009 at Oct. 31, 2009	$ 488,808	$ 78,450	$ 167,229	$ 259,424	$ 993,911
Balance as of October 31, 2009 (in Shares) at Oct. 31, 2009	120,137,000					120,137,000
Net income (loss)			(232,010)		(232,010)	(232,010)
Other comprehensive income				21,788	21,788	21,788
Repurchase and cancellation of Common shares	(215,304)		(127,844)	(106,852)	(450,000)	(215,304)
Repurchase and cancellation of Common shares (in Shares)	(52,941,000)					52,941,000
Stock options exercised	327				327
Stock options exercised (in Shares)	42,000
Stock-based compensation		3,538			3,538
Other	28	(79)	86		35	(28)
Balance at Oct. 31, 2010	273,859	81,909	(192,539)	174,360	337,589
Balance (in Shares) at Oct. 31, 2010	67,238,000					67,238,000
Net income (loss)			16,847		16,847	16,847
Other comprehensive income				731	731	731
Repurchase and cancellation of Common shares	(19,775)		(21,864)	(10,759)	(52,398)	(19,775)
Repurchase and cancellation of Common shares (in Shares)	(4,860,000)					4,860,000
Dividends declared			(19,244)		(19,244)
Stock-based compensation		1,250			1,250
Other	(8)		11		3	8
Balance at Oct. 31, 2011	254,076	83,159	(216,789)	164,332	284,778	284,778
Balance (in Shares) at Oct. 31, 2011	62,378,000					62,378,521
Net income (loss)			(28,869)		(28,869)	(28,869)
Other comprehensive income				(40,014)	(40,014)	(40,014)
Repurchase and cancellation of Common shares	(1,911)		(1,160)	(973)	(4,044)	(1,911)
Repurchase and cancellation of Common shares (in Shares)	(469,000)					469,000
Dividends declared			(18,632)		(18,632)
Stock-based compensation		1,567			1,567
Other	3		(24)		(21)	(3)
Balance at Oct. 31, 2012	$ 252,168	$ 84,726	$ (265,474)	$ 123,345	$ 194,765	$ 194,765
Balance (in Shares) at Oct. 31, 2012	61,909,000					61,909,101

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net (loss) income	$ (28,869)	$ 16,847	$ (232,010)
Foreign currency translation	(2,369)	10,959	203,227
Reclassification of realized gain on derivatives designated as cash flow hedges, net of tax of $141 (2011 - $nil; 2010 - $nil), respectively	(420)
Unrealized gain on derivatives designated as cash flow hedges, net of tax of $(160) (2011 ― $(14); 2010 ― $nil)	479	41
Pension liability adjustments, net of tax of $12,100 (2011 ― $1,544; 2010 ― $2,532)	(37,704)	(4,129)	(11,869)
Reclassification of realized foreign currency translation gain on divestitures		(4,629)	(42,122)
Unrealized gain on available-for-sale assets, net of tax of $nil (2011 ― $(82); 2010 ― $(123))		1	485
Reclassification of realized gain on available-for-sale assets, net of tax of $nil (2011 ― $180; 2010 ― $nil)		(1,512)
Unrealized gain on net investment hedge, net of tax of $nil (2011 ― $nil; 2010 ― $nil)			2,400
Realized gain on net investment hedge due to divestitures, net of tax of $nil (2011 ― $nil; 2010 ― $16,271)			(130,367)
Other			34
Other comprehensive (loss) income	(40,014)	731	21,788
Comprehensive (loss) income	$ (68,883)	$ 17,578	$ (210,222)

Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Reclassification of realized loss on derivatives designated as cash flow hedges, tax	$ 141
Unrealized gain on derivatives designated as cash flow hedges, tax	(160)	(14)
Pension liability adjustments, tax	12,100	1,544	2,532
Unrealized gain on available-for-sale assets, tax		(82)	(123)
Reclassification of realized gain on available-for-sale assets, tax		180
Unrealized gain on net investment hedge, tax
Realized gain on net investment hedge due to divestitures, tax			$ 16,271

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Operating activities
Net (loss) income	$ (28,869)	$ 16,847	$ (232,010)
Loss from discontinued operations, net of income taxes		(26,655)	(148,194)
(Loss) income from continuing operations	(28,869)	43,502	(83,816)
Adjustments to reconcile net loss to cash provided by (used in) operating activities relating to continuing operations (Note 20):
Items not affecting current cash flows	84,394	27,063	72,644
Changes in operating assets and liabilities	7,871	(33,456)	(48,754)
Cash provided by (used in) operating activities of continuing operations	63,396	37,109	(59,926)
Cash used in operating activities of discontinued operations		(18,592)	(73,499)
Cash provided by (used in) operating activities	63,396	18,517	(133,425)
Investing activities
Purchase of property, plant and equipment	(7,384)	(6,732)	(7,251)
Decrease (increase) in restricted cash	1,941	26,592	(16,147)
Proceeds on sale of long-term investments		1,668	10,552
Cash (used in) provided by investing activities of continuing operations	(5,443)	21,528	(12,846)
Cash (used in) provided by investing activities of discontinued operations		(18,412)	633,167
Cash (used in) provided by investing activities	(5,443)	3,116	620,321
Financing activities
Payment of cash dividends	(18,632)	(19,244)
Repurchase and cancellation of Common shares	(4,044)	(52,398)	(450,000)
Issuance of shares	1		327
Repayment of long-term debt			(221,456)
Cash used in financing activities of continuing operations	(22,675)	(71,642)	(671,129)
Cash used in financing activities of discontinued operations		(1,193)	(298)
Cash used in financing activities	(22,675)	(72,835)	(671,427)
Effect of foreign exchange rate changes on cash and cash equivalents	15	2,467	9,130
Net increase (decrease) in cash and cash equivalents during the year	35,293	(48,735)	(175,401)
Cash and cash equivalents, beginning of year	74,067	122,802	298,203
Cash and cash equivalents, end of year	109,360	74,067	122,802
Cash interest paid	4,504	2,479	32,476
Cash taxes (refunded) paid	$ (1,130)	$ (2,775)	$ 526

Note 1. Nature of Operations	12 Months Ended
Oct. 31, 2012
Nature of Operations [Text Block]
1.      Nature of Operations

Nordion Inc. (Nordion or the Company) is a global health science company that provides market-leading products and services used for the prevention, diagnosis and treatment of disease. The Company’s operations are organized into three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes as well as certain corporate functions and activities reported as Corporate and Other.

Note 2. Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Significant Accounting Policies [Text Block]
2.      Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in United States (U.S.) dollars, the Company’s reporting currency, and in accordance with U.S. generally accepted accounting principles (GAAP) applied on a consistent basis.

Principles of consolidation

The consolidated financial statements of the Company reflect the assets and liabilities and results of operations of all subsidiaries and entities of which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. The results of operations disposed of are included in the consolidated financial statements up to the date of disposal.

The equity method of accounting is used for investments in entities for which the Company does not have the ability to exercise control, but has significant influence.

Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s estimates are based on the facts and circumstances available at the time estimates are made, historical experience, risk of loss, general economic conditions and trends, and the Company’s assessments of the probable future outcomes of these matters. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of changes, if any, are reflected in the consolidated statements of operations in the period in which they are determined.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, balances with banks, demand deposits, and investments with maturities of three months or less at the time the investment is made. The fair value of cash and cash equivalents approximates the carrying amounts shown in the consolidated statements of financial position.

Restricted cash

Restricted cash, which is included in other long-term assets, includes cash held for specific purposes which is not readily available to be used in the Company’s operations related to insurance liabilities.

Allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts based on a variety of factors, including the length of time the receivables are past due, macroeconomic conditions, significant one-time events, historical experience and the financial condition of customers. The Company records a specific reserve for individual accounts when it becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position. If circumstances related to a customer change, the Company would further adjust estimates of the recoverability of receivables.

Inventories

Inventories of raw materials and supplies are recorded at the lower of cost or market value, determined on a first-in, first-out (FIFO) basis.  Finished goods and work-in-process include the cost of material, labor and manufacturing overhead and are recorded on a FIFO basis at the lower of cost or market. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Property, plant and equipment

Property, plant and equipment, including assets under capital leases, are carried in the accounts at cost less accumulated depreciation.  Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal.

The costs associated with modifications to facilities owned by others to permit isotope production are deferred and recorded as facility modifications and amortized over the expected contractual production.  Costs, including financing charges and certain design, construction and installation costs, related to assets that are under construction and are in the process of being readied for their intended use are recorded as construction in-progress and are not subject to depreciation.

Depreciation, which is recorded from the date on which each asset is placed into service, is generally provided for on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

Buildings (years)	25	―	40
Equipment (years)	3	―	20
Furniture and fixtures (years)	3	―	10
Computer systems (years)	3	―	7
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured

Asset retirement obligations

The Company records asset retirement obligation costs associated with the retirement of tangible long-lived assets. The Company reviews legal obligations associated with the retirement of these long-lived assets. If it is determined that a legal obligation exists and it is probable that this liability will ultimately be realized, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the expected life of the asset. The present value of the asset retirement obligation is accreted with the passage of time to its expected settlement fair value.

Goodwill

Goodwill is not amortized but is tested for impairment, at least annually. The Company tests goodwill during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist. The Company first assesses qualitative factors to determine whether it is necessary to perform the two step quantitative goodwill impairment test. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company utilizes the two-step quantitative approach. The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.

Impairment of long-lived assets

The Company evaluates the carrying value of long-lived assets, including property, plant and equipment, for potential impairment when events and circumstances warrant a review. Factors that the Company considers important that could trigger an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for the Company’s overall business, significant negative industry or economic trends, a significant adverse legal or regulatory development, a significant decline in the Company’s stock price for a sustained period, and the Company’s market capitalization relative to its net book value. In assessing long-lived assets for impairment, assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The carrying value of a long-lived asset is considered impaired when the anticipated net recoverable amount of the asset is less than its carrying value.  In that event, a loss is recognized in an amount equal to the difference between the carrying value and fair value less costs of disposal by a charge to income.  The anticipated net recoverable amount for a long-lived asset is an amount equal to the anticipated undiscounted cash flows net of directly attributable general and administration costs, carrying costs, and income taxes, plus the expected residual value, if any.

When required, the fair values of long-lived assets are estimated using accepted valuation methodologies, such as discounted future net cash flows, earnings multiples, or prices for similar assets, whichever is most appropriate under the circumstances.

Long-term investments

The Company accounts for long-term investments where it has the ability to exercise significant influence using the equity method of accounting. In situations where the Company does not exercise significant influence over a long-term investee that is not publicly listed, the investments are recorded at cost. Investments in public companies are carried at fair value. The Company periodically reviews these investments for impairment. In the event the carrying value of an investment exceeds its fair value and the decline in fair value is determined to be other than temporary, the Company writes down the value of the investment to its fair value.

Leases

Leases entered into by the Company in which substantially all of the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases, and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. Property, plant, and equipment under capital leases are depreciated, to the extent that these assets are in continuing operations, based on the useful life of the asset.  All other leases in continuing operations are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.

Revenue recognition

Revenues are recorded when title to goods passes or services are provided to customers, the price is fixed or determinable, and collection is reasonably assured. For the majority of product revenues, title passes to the buyer at the time of shipment and revenue is recorded at that time.

The Company recognizes revenue and related costs for arrangements with multiple deliverables as each element is delivered or completed based upon fair value as determined by vendor-specific objective evidence of selling price or third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of a selling price is available for any undelivered element, revenue for all elements is calculated based on an estimated selling price method. When a portion of the customer’s payment is not due until acceptance, the Company defers that portion of the revenue until acceptance has been obtained. Revenue for training is deferred until the service is completed.  Revenue for extended service contracts is recognized ratably over the contract period. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

Warranty costs

A provision for warranties is recognized when the underlying products or services are recorded as revenues. The provision is based on estimated future costs using historical labor and material costs to estimate costs that will be incurred in the warranty period.

Stock-based compensation

The fair value of stock options is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. The expense is included in selling, general, and administration expenses in the consolidated statements of operations and as additional paid-in capital grouped within shareholders’ equity on the consolidated statements of financial position. The consideration received on the exercise of stock options is credited to share capital at the time of exercise along with the associated amount of additional paid-in capital.

Certain incentive compensation plans of the Company base the determination of compensation to be paid in the future on the price of the Company’s publicly traded shares at the time of payment or time of the grant date. Expenses related to these plans are recorded as a liability and charged to income over the period in which the amounts are earned, based on an estimate of the current fair value of amounts that will be paid in the future.

Pension, post-retirement and other post-employment benefit plans

The Company offers a number of benefit plans that provide pension and other post-retirement benefits. The current service cost of benefit plans is charged to income. Cost is computed on an actuarial basis using the projected benefits method and based on management’s best estimates of investment yields, salary escalation, and other factors.

The Company recognizes the funded status of its defined benefit plans on its consolidated statements of financial position; recognizes gains, losses, and prior service costs or credits that arise during the period that are not recognized as components of net periodic benefit cost (income) as a component of accumulated other comprehensive income, net of tax; measures its defined benefit plan assets and obligations as of the date of the Company’s fiscal year-end consolidated statements of financial position; and discloses additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit cost (income) for the next fiscal year that arise from delayed recognition of the gains or losses, prior service costs or credits, and transition assets or obligations.

The expected costs of post-employment benefits, other than pensions, for active employees are accrued in the years in which employees provide service to the Company. Adjustments resulting from plan amendments, experience gains and losses, or changes in assumptions are amortized over the remaining average service term of active employees. Other post-employment benefits are recognized when the event triggering the obligation occurs.

Research and development

The Company conducts various research and development programs and incurs costs related to these activities, including employee compensation, materials, professional services, facilities costs, and equipment depreciation. Research and development programs costs, including those internally processed, are expensed in the periods in which they are incurred.

Clinical trial expenses

Other current assets and Other long-term assets include any clinical trial prepayments made to the clinical research organization (CRO).  Research and development expenses include clinical trial expenses associated with the CRO. The invoicing from the CRO for services rendered can lag several months. The Company accrues the cost of services rendered in connection with CRO activities based on its estimate of site management, monitoring costs, and project management costs and record them in accrued liabilities. The Company maintains regular communication with the CRO to gauge the reasonableness of our estimates. Differences between actual clinical trial expenses and estimated clinical trial expenses recorded have not been material and are adjusted for in the period in which they become known.

Income taxes

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the asset will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. To the extent, a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations are included in income tax expense.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions that the Company has operated in globally. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from current estimates of the income tax liabilities. If the Company’s estimate of income tax liabilities proves to be less than the ultimate assessment, an additional charge to income tax expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the income tax liabilities may result in income tax benefits being recognized in the period when it is determined that the estimated income tax liability is no longer required. All of these potential income tax liabilities are included in income taxes payable or netted against income taxes recoverable on the consolidated statements of financial position.

Investment tax credits related to the acquisition of assets are deferred and amortized to income on the same basis as the related assets, while those related to current expenses are included in the determination of income for the year.

Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of Common shares outstanding during the year.

Diluted earnings per share is calculated using the treasury stock method, by dividing net income available to common shareholders by the sum of the weighted average number of Common shares outstanding and all additional Common shares that would have been outstanding shares arising from the exercise of potentially dilutive stock options during the year.

Foreign currency translation

Although the Company reports its financial results in U.S. dollars, the functional currency of the Company’s Canadian operations is Canadian dollars. The functional currencies of the Company’s foreign subsidiaries are their local currencies. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies of operations at prevailing year-end exchange rates. Non-monetary assets and liabilities are translated into functional currencies at historical rates. Assets and liabilities of foreign operations with a functional currency other than U.S. dollars are translated into U.S. dollars at prevailing year-end exchange rates, while revenue and expenses of these foreign operations are translated into U.S. dollars at average monthly exchange rates. The Company’s net investments in foreign subsidiaries are translated into U.S. dollars at historical exchange rates.

Exchange gains and losses on foreign currency transactions are recorded in other expenses, net. Upon the sale or upon complete or substantially complete liquidation of an investment in a foreign (non-Canadian functional currency) entity, the amount attributable to that entity and accumulated in the translation adjustment component of the equity is removed from the separate component of equity and reported as part of the gain or loss on sale or liquidation of the investment in the period during which the sale or liquidation occurs. Exchange gains or losses arising on translation of the Company’s net equity investments in these foreign subsidiaries and those arising on translation of foreign currency long-term liabilities designated as hedges of these investments are recorded in other comprehensive income (OCI). Upon reduction of the Company’s investment in the foreign (non-Canadian) subsidiary, due to a sale or complete or substantially complete liquidation, the amount from the reporting currency translation as well as the offsetting amount from the translation of foreign currency long-term liabilities included in accumulated other comprehensive income (AOCI) is recognized in income.

Derivative financial instruments

In the normal course of business, the Company uses derivative financial instruments to manage foreign currency exchange rate risks. Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored based on changes in foreign currency exchange rates and their impact on the market value of derivatives. Credit risk on derivatives arises from the potential for counterparties to default on their contractual obligations to the Company. The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality. The Company does not enter into derivative transactions for trading or speculative purposes. The Company records derivatives at fair value either as other current assets or accrued liabilities on the consolidated statements of financial position. The Company determines the fair value of the derivative financial instruments using relevant market inputs when no quoted market prices exist for the instruments. The fair value of the derivative financial instruments is determined by comparing the rates when the derivatives are acquired to the market rates at period-end. The key inputs include interest rate yield curves, foreign exchange spot and forward rates. The Company classifies cash flows from its derivative programs as cash flows from operating activities in the consolidated statements of cash flows.

The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow or net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation includes a description of the hedging instrument, the hedged item, the risk being hedged, the Company’s risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both inception of the hedge and on an ongoing basis. The Company assesses the ongoing effectiveness of its hedges on a quarterly basis.

Cash flow hedges

The Company’s hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with forward exchange contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The Company hedges anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future. The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.

Other derivatives

Derivatives not designated as hedges are recorded at fair value on the consolidated statements of financial position, with any changes in the mark to market being recorded in the consolidated statements of operations. Interest rate swap contracts may be used as part of the Company’s program to manage the fixed and floating interest rate mix of the Company’s total debt portfolio and the overall cost of borrowing. The Company uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances. The Company has also identified embedded derivatives in certain supply contracts.

Comprehensive income

The Company defines comprehensive income as net income plus the sum of the changes in unrealized gains (losses) on derivatives designated as cash flow hedges, unrealized gains (losses) on translation of debt designated as a hedge of the net investment in self-sustaining foreign subsidiaries, unrealized gains (losses) on pension liability adjustments, foreign currency translation gains (losses) on self-sustaining foreign subsidiaries and an unrealized gain (loss) on translation resulting from the application of U.S. dollar reporting and is presented in the consolidated statements of shareholders’ equity and comprehensive (loss) income, net of income taxes.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” which enhances current disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Entities are required to provide both net and gross information for these assets and liabilities in order to facilitate comparability between financial statements prepared on the basis of U.S. Generally Accepted Accounting Principles (GAAP) and financial statements prepared on the basis of International Financial Reporting Standards (IFRS). ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods and the Company plans to adopt ASU 2011-11 on November 1, 2013. ASU 2011-11 is not expected to have a significant impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. ASU 2011-12 is effective for annual reporting periods beginning on or after December 15, 2011 and interim periods within those annual periods and the Company plans to adopt ASU 2011-12 on November 1, 2012. ASU 2011-12 is not expected to have a significant impact on the Company’s consolidated financial statements.

International Financial Reporting Standards (IFRS)

The Company has been monitoring the deliberations and progress being made by accounting standard setting bodies and securities regulators both in the U.S. and Canada with respect to the convergence to IFRS.  The Company currently expects to adopt IFRS as its primary reporting standard when the SEC requires domestic registrants in the U.S. to adopt IFRS.

Note 3. Accounts Receivable	12 Months Ended
Oct. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.      Accounts Receivable

As of October 31	2012	2011
Trade accounts receivable	$35,484	$37,203
Other receivables(a)	11,179	1,966
	46,663	39,169
Allowance for doubtful accounts	(175)	(170)
Accounts receivable	$46,488	$38,999

(a) Other receivables as of October 31, 2012, include a one-time settlement receivable of $8.3 million related to certain litigation matters.

Note 4. Inventories	12 Months Ended
Oct. 31, 2012
Inventory Disclosure [Text Block]
4.      Inventories

As of October 31	2012	2011
Raw materials and supplies	$33,843	$31,611
Work-in-process	282	354
Finished goods	1,031	267
	35,156	32,232
Allowance for excess and obsolete inventory	(1,179)	(1,637)
Inventories	$33,977	$30,595

Note 5. Property, Plant and Equipment	12 Months Ended
Oct. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
5.      Property, Plant and Equipment

As of October 31	2012		2011
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,828	$-	$2,834	$-
Buildings	84,030	45,677	82,800	43,060
Equipment	83,422	61,989	80,627	56,923
Furniture and fixtures	1,604	1,604	1,608	1,566
Computer systems	82,642	77,331	77,869	73,112
Leasehold improvements	10,779	1,593	10,752	1,046
Facility modifications	36,641	30,237	36,418	26,462
Construction in-progress	4,702	-	6,951	-
	306,648	$218,431	299,859	$202,169
Accumulated depreciation	(218,431)		(202,169)
Property, plant and equipment	$88,217		$97,690

Note 6. Other Current Assets	12 Months Ended
Oct. 31, 2012
Other Current Assets [Text Block]
6.      Other Current Assets

As of October 31, 2012, other current assets include embedded derivative and other derivative assets of $0.2 million (October 31, 2011 ― $11.8 million) (Note 16) as well as prepaid expenses and other of $1.8 million (October 31, 2011 ― $2.0 million).

Note 7. Long-Term Investments	12 Months Ended
Oct. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
7.      Long-Term Investments

As of October 31	2012	2011
Investment in Celerion(a)	$1,450	$1,473
Investment in LCC Legacy Holdings (formerly Lumira Capital Corp.)(b)	-	-
Long-term investments	$1,450	$1,473

(a) Investment in Celerion, Inc. (Celerion)

On March 5, 2010, as part of the consideration for the sale of MDS Pharma Services Early Stage (Early Stage), Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 8(c)). Nordion’s ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.4 million as of October 31, 2012. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.

Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company’s investment in Celerion and the Note (Note 8(c)) is currently estimated to be $15.6 million in aggregate. The Company’s maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.

(b) Investment in LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.)

Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company received a $0.9 million dividend from LCC and reported equity loss of $nil (2011 ― $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company’s exposure to losses is limited to its investment of $nil (October 31, 2011 ― $nil).

Note 8. Other Long-Term Assets	12 Months Ended
Oct. 31, 2012
Other Assets Disclosure [Text Block]
8.      Other Long-Term Assets

As of October 31	2012	2011
Restricted cash(a)	$3,906	$5,847
Financial instrument pledged as security on long-term debt(b)	38,989	40,048
Long-term note receivable(c)	14,172	20,721
Goodwill (Note 9)	2,526	2,532
Pension assets (Note 22)	-	9,748
Other(d)	2,503	2,349
Other long-term assets	$62,096	$81,245

(a) Restricted cash

As of October 31, 2012, restricted cash of $3.9 million (October 31, 2011 ― $5.8 million) is related to funds for insurance liabilities.

(b)      Financial instrument pledged as security on long-term debt

The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 11). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2012 is $43.0 million (October 31, 2011 ― $44.1 million), of which $4.0 million (October 31, 2011 ― $4.1 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2012, the fair value is $49.1 million (October 31, 2011 ― $51.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.

(c)       Long-term note receivable

Atomic Energy of Canada Limited (AECL)

In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable was repayable monthly over four years commencing November 1, 2008 and the last payment was received by the Company during the fourth quarter of fiscal 2012. The carrying value of the long-term note receivable as of October 31, 2012 is $nil (October 31, 2011 - $12.0 million) of which the entire $12.0 million as at October 31, 2011 was included in notes receivable in the consolidated statements of financial position.

Celerion

On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received a note receivable with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum (the Note). Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a transition services agreement (TSA) that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note.

In the first quarter of fiscal 2012, Celerion offered to make an early payment to Nordion of $6.5 million in cash to reduce the unsecured portion of the Note principal amount by $12.5 million that would have otherwise been due in 2015, to facilitate a change in Celerion’s capital structure related to its strategic initiative. Effective January 2, 2012, the Company accepted the offer from Celerion and amended the Note reflecting a reduction in the principal amount of the Note by $12.5 million in the face value, or $8.9 million in the carrying value, for a $6.5 million cash payment received. As a result, the Company recorded a loss of $2.4 million in the first quarter of fiscal 2012 (Note 18).

Other than restating the principal amount for the immediate cash payment, all other terms and conditions of the Note remained effectively the same. The Company identified this transaction as an impairment indicator and assessed whether an other-than-temporary impairment of the Note has occurred. As the transaction did not represent an adverse change in the cash flow of the remaining Note amount, the Company determined no other-than-temporary impairment of the Note occurred as of January 31, 2012. Except for this transaction, the Company did not identify any impairment indicator for the Note during fiscal 2012.

The carrying value of the Note, including interest and accretion as of October 31, 2012 is $14.2 million (October 31, 2011 – $20.7 million). The fair value of the Note as of October 31, 2012 is $14.2 million, which includes $5.8 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $16.8 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.

(d)     Other

Includes the long-term portion of the TheraSphere® clinical trials’ prepayment, the deferred charges relating to the credit facility (Note 11) and other long-term receivables and assets.

Note 9. Goodwill	12 Months Ended
Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
9.      Goodwill

As of October 31, 2012, management determined that the fair value of goodwill exceeds its carrying value of $2.5 million (October 31, 2011 ― $2.5 million) resulting in no impairment of goodwill.

In the fourth quarter of fiscal 2010, the Company changed its segment reporting structure (Note 23) following the completion of its strategic repositioning and allocated goodwill to two of the Company’s business segments: Sterilization Technologies ($1.6 million) and Medical Isotopes ($0.9 million). The Company’s segment reporting change, following its strategic realignment in the fourth quarter of fiscal 2012 did not require a reallocation of its goodwill.

Note 10. Accrued Liabilities	12 Months Ended
Oct. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
10.    Accrued Liabilities

As of October 31	2012	2011
Employee-related accruals (Note 21)	$4,922	$6,716
FDA provision(a)	8,321	8,325
Captive insurance liability (Note 24)	2,119	4,492
AECL revenue share and waste disposal	3,770	3,004
Restructuring provision (Note 17)	3,453	4,004
Other(b)	57,737	26,373
Accrued liabilities	$80,322	$52,914

(a)      The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company’s discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $nil (2011 - $0.2 million; 2010 - $9.9 million) for the year ended October 31, 2012. As of October 31, 2012, management believes that the remaining provision of $8.3 million (October 31, 2011 ― $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs (Note 25).

(b)      Other includes a $9.5 million settlement accrual recorded for the arbitration with Life Technologies Corporation (Life) as a result of the ruling that occurred in July 2011 as well as approximately $32 million estimated litigation accruals (Note 25). Other also includes derivative liabilities, royalties and various miscellaneous payables.

Note 11. Long-Term Debt	12 Months Ended
Oct. 31, 2012
Long-term Debt [Text Block]
11.    Long-Term Debt

As of October 31	Maturity			2012	2011
Total long-term debt	2013	to	2015	$43,331	$44,330
Current portion of long-term debt				(4,190)	(4,156)
Long-term debt				$39,141	$40,174

As of October 31, 2012, debt includes a non-interest-bearing Canadian government loan with a carrying value of $43.0 million (October 31, 2011 ― $44.1 million) discounted at an effective interest rate of 7.02% and repayable at C$4.0 million (US$4.0 million) per year with the remaining balance due April 1, 2015. The fair value of this financial instrument is $48.8 million (October 31, 2011 ― $52.1 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the related receivable. A long-term financial instrument has been pledged as full security for the repayment of this debt (Note 8(b)).

On January 25, 2013, the Company entered into a $80.0 million Amended and Restated senior revolving one year committed credit facility with the Toronto-Dominion Bank (TD) and a select group of other financial institutions (the Lenders). The Amended and Restated credit facility consists of a $20 million revolving credit facility and a separate facility of up to $60 million to be used for the issuance of letters of credits. Each material subsidiary of Nordion jointly and severally guaranteed the obligations of the borrower to the lenders. The credit facilities are secured by floating and fixed charges over the assets of the borrower and guarantors including, but not limited to, accounts receivable, inventory and real property with the latter facility to be fully secured with a specific pledge of cash collateral.

Under this credit facility, the Company is able to borrow Canadian and U.S. dollars by way of Canadian dollar prime rate loans, U.S. dollar base rate loans, U.S. dollar Libor loans, the issuance of Canadian dollar banker’s acceptances and letters of credit in Canadian and U.S. dollars. The credit facility is for a one-year term which may be extended on mutual agreement of the Lenders for successive subsequent periods. The credit facility is primarily for general corporate purposes. As of October 31, 2012, the Company has not used the credit facility for borrowing; however, we had $30.6 million (October 31, 2011 - $19.7 million) of letters of credit issued under this credit facility.

The loan agreement includes customary positive, negative and financial covenants.

Principal repayments

Principal repayments of long-term debt over the next five fiscal years and thereafter are as follows:

2013	$4,190
2014	4,156
2015	34,985
2016	-
2017	-
Thereafter	-
$43,331

Note 12. Deferred Revenue	12 Months Ended
Oct. 31, 2012
Deferred Revenue Disclosure [Text Block]
12.    Deferred Revenue

As of October 31	2012	2011
Payment in advance of services rendered	$1,269	$1,115
Deferred credit related to government loan(a)	1,958	3,467
Deposits for reimbursable costs	231	1,093
	3,458	5,675
Less: current portion	(1,500)	(1,820)
Long-term portion of deferred revenue	$1,958	$3,855

(a)   The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining three-year term of the debt using the sum of the years’ digits method.

Note 13. Other Long-Term Liabilities	12 Months Ended
Oct. 31, 2012
Other Liabilities Disclosure [Text Block]
13.    Other Long-Term Liabilities

As of October 31	2012	2011
Post-retirement obligations (Note 22)	$55,516	$18,259
Asset retirement obligation (Note 26)	12,570	11,691
Captive insurance liability (Note 24)	2,505	2,616
Restructuring provision (Note 17)	191	3,617
Other	3,686	3,436
Other long-term liabilities	$74,468	$39,619

Note 14. Earnings Per Share	12 Months Ended
Oct. 31, 2012
Earnings Per Share [Text Block]
14.    (Loss) Earnings Per Share

The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted (loss) earnings per share:

Years Ended October 31 (number of shares in thousands)	2012	2011	2010
Weighted average number of Common shares outstanding – basic	62,029	64,719	89,279
Impact of stock options assumed exercised	1	90	1
Weighted average number of Common shares outstanding – diluted	62,030	64,809	89,280
Basic and diluted (loss) earnings per share from continuing operations	$(0.47)	$0.67	$(0.94)
Basic and diluted loss per share from discontinued operations	-	(0.41)	(1.66)
Basic and diluted (loss) earnings per share	$(0.47)	$0.26	$(2.60)

Note 15. Share Capital	12 Months Ended
Oct. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
15.    Share Capital

As of October 31, 2012, the authorized share capital of the Company consists of unlimited Common shares. The Common shares are voting and are entitled to dividends if and when declared by the Company’s Board of Directors.

Summary of share capital

	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2009	120,137	$488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	254,076
Repurchased and cancelled	(469)	(1,911)
Other	-	3
Balance as of October 31, 2012	61,909	$252,168

During the first quarter of fiscal 2012, the Company repurchased and cancelled 398,500 common shares for a total cost of $3.5 million under the 2011 normal course issuer bid (NCIB). The Company repurchased 5,258,632 shares cumulatively under the 2011 NCIB, which expired on January 25, 2012.

On January 31, 2012, the Company announced a 2012 NCIB, which was authorized by the Toronto Stock Exchange (TSX) to purchase for cancellation up to 3,105,901 Common shares. During fiscal 2012, the Company repurchased 71,120 common shares for a total cost of $0.5 million under the 2012 NCIB. During the fourth quarter of fiscal 2012, the Company ceased repurchasing shares under the current NCIB and cancelled the bid.

In December 2011, March and June 2012 the Company declared quarterly dividends at $0.10 per share, which were paid on January 3, April 5 and July 3, 2012 each in the amount of $6.2 million to the Company’s shareholders of record on December 23, 2011, March 21 and June 18, 2012, respectively. During the fourth quarter of fiscal 2012, the Board of Directors for the Company decided to suspend the quarterly dividend.

Note 16. Financial Instruments and Financial Risk	12 Months Ended
Oct. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16.    Financial Instruments and Financial Risk

Derivative instruments

The Company uses foreign currency forward exchange contracts to manage its foreign exchange risk. The Company enters into foreign exchange contracts to hedge anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 18 months into the future.  If the derivative is designated as a cash flow hedge, the effective portions of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings.  Any ineffective portions of related gain or loss is recorded in earnings immediately.  The Company also uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances which have not been designated as hedges. Derivatives not designated as hedges are recorded at fair value on the consolidated statement of financial position, with any changes in the mark to market being recorded in the consolidated statement of operations.

The Company has identified embedded derivatives in certain of its supply contracts as a result of the currency of the contract being different from the functional currency of the parties involved.  Changes in the fair value of the embedded derivatives are recognized in the consolidated statements of operations.

The Company does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives.  See further discussion of derivative financial instruments in Note 2, Summary of Significant Accounting Policies.

The following table provides the fair value of all Company derivative instruments:

As of October 31	2012	2011
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$10	$11,584
Foreign currency forward contracts under cash flow hedges(b)	$195	$88
Foreign currency forward contracts not under hedging relationships(c)	$-	$183
Liabilities
Embedded derivatives(a)	$814	$370
Foreign currency forward contracts under cash flow hedges(b)	$60	$57
Foreign currency forward contracts not under hedging relationships(c)	$-	$148

(a) As of October 31, 2012 and October 31, 2011, total notional amounts for the Company’s certain supply contracts identified for embedded derivatives were approximately $49 million and $300 million, respectively.

(b) As of October 31, 2012 and October 31, 2011, total notional amounts for the Company’s foreign currency forward contracts under cash flow hedges were approximately $33 million and $36 million, respectively.

(c) As of October 31, 2012 and October 31, 2011, total notional amounts for the Company’s foreign currency forward contracts not under hedging relationships were approximately $nil and $13 million, respectively.

The following table summarizes the activities of the Company’s derivative instruments:

Years ended October 31	2012	2011	2010
Realized (gain) loss on foreign currency forward contracts under cash flow hedges	$(561)	$219	$-
Unrealized gain (loss) on foreign currency forward contracts under cash flow hedges	$639	$(55)	$-
Realized (gain) loss on foreign currency forward contracts not under cash flow hedges	$(482)	$(327)	$-
Unrealized (loss) gain on foreign currency forward contracts not under cash flow hedges	$(79)	$10	$-
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(12,020)	$2,649	$13,050
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$-	$(146,638)
Unrealized gain recorded in OCI relating to net investment hedges	$-	$-	$(2,400)

(a) Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.

Credit risk

Certain of the Company’s financial assets, including cash and cash equivalents, are exposed to credit risk. The Company may, from time to time, invest in debt obligations and commercial paper of governments and corporations. Such investments are limited to those issuers carrying an investment-grade credit rating.  In addition, the Company limits the amount that is invested in issues of any one government or corporation.

The Company is also exposed, in its normal course of business, to credit risk from its customers. As of October 31, 2012, accounts receivable is net of an allowance for uncollectible accounts of $0.2 million (October 31, 2011 ― $0.2 million).

Credit risk on financial instruments arises from the potential for counterparties to default on their contractual obligations to the Company. The Company is exposed to credit risk in the event of non-performance, but does not anticipate non-performance by any of the counterparties to its financial instruments.  The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality.  In the event of non-performance by counterparty, the carrying value of the Company’s financial instruments represents the maximum amount of loss that would be incurred.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying its financial obligations as they become due.  The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities.  The Company has cash and cash equivalent totaling $109.4 million (October 31, 2011 ― $74.0 million), cash generated by the operations and the credit facilities which are sufficient to honor its financial obligations.

Valuation methods and assumptions for fair value measurements

Cash and cash equivalents, accounts receivable, notes receivable, income taxes recoverable, accounts payable, accrued liabilities, and income taxes payable have short periods to maturity and the carrying values contained in the consolidated statements of financial position approximate their estimated fair values.

Fair value hierarchy

The fair value of the Company’s financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of financial instruments is determined by reference to quoted market prices for the same financial instrument in an active market (Level 1). If Level 1 fair values are not available, the Company uses quoted prices for identical or similar instruments in markets which are non-active, inputs other than quoted prices that are observable and derived from or corroborated by observable market data such as quoted prices, interest rates, and yield curves (Level 2), or valuation techniques in which one or more significant inputs are unobservable (Level 3).

The following table discloses the Company’s financial assets and liabilities measured at fair value on a recurring basis:

			As of October 31, 2012
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$205	$-	$205
Derivative liabilities (Note 10(b))	$-	$874	$-	$874

			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 10(b))	$-	$575	$-	$575

The following table presents the changes in the Level 3 fair value category:

					Year ended October 31, 2012
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2011	Earnings	Other	Issuance and(Settlements), net	and/or out of Level 3	October 31 2012
Derivative assets (Note 6)	$11,409	$-	$(11,409)	$-	$-	$-

					Year ended October 31, 2011
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2010	Earnings	Other	Issuance and (Settlements), net	and/or out of Level 3	October 31 2011
Derivative assets (Note 6)	$10,514	$-	$895	$-	$-	$11,409

Note 17. Restructuring Charges	12 Months Ended
Oct. 31, 2012
Restructuring and Related Activities Disclosure [Text Block]
17.    Restructuring Charges, Net

During the fourth quarter of fiscal 2012, Nordion announced a strategic realignment of the business designed to focus on improving the execution of Nordion’s business strategy. As a result of this strategic alignment the Company recorded a restructuring charge of $2.6 million (2011 - $nil; 2010 - $nil) relating to workforce reductions for the year ended October 31, 2012.

During the first quarter of fiscal 2012, the Company signed a lease termination agreement and paid a $2.5 million (C$2.5 million) early termination penalty for approximately 70% of its former Toronto office space. As a result, during the year ended October 31, 2012 the Company recorded a $0.7 million net recovery in the first quarter of fiscal 2012.

As of October 31, 2012, the restructuring provision of $3.6 million (October 31, 2011 ― $7.6 million) is included in accrued liabilities (Note 10) and other long-term liabilities (Note 13) in the consolidated statements of financial position. The majority of the workforce reduction provision is expected to be utilized during fiscal 2013 with a portion of the provision remaining until the first quarter of fiscal 2014. The Company has completed its activities associated with the fiscal 2011 and 2010 restructuring plans and has utilized substantially all of the related prior year provisions. The remaining contract cancellation recovery provision relates to future rental payments related to the Company’s remaining former corporate office space in Toronto, which may extend over 2 years.

The table below provides an analysis of the Company’s restructuring activities related to its continuing operations until October 31, 2012.

	Expenses				Cumulative Activities		Balance as of October 31
	2012	2011	2010	Total	Cash	Non- Cash	2012
Workforce reductions	$2,557	$1,217	$42,161	$45,935	$(42,174)	$(1,074)	$2,687
Contract cancellation (recovery) charges	(776)	375	7,175	6,774	(7,042)	1,225	957
Other	-	-	13,195	13,195	(13,181)	(14)	-
Restructuring charges, net	$1,781	$1,592	$62,531	$65,904	$(62,397)	$137	$3,644

Note 18. Other Expenses, Net	12 Months Ended
Oct. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
18.   Other Expenses, Net

Years ended October 31	2012	2011	2010
Research and development	$6,552	$5,629	$4,533
Foreign exchange (gain) loss	(832)	4,336	32,003
(Gain) loss on sale of investment	-	(1,691)	1,054
Write-down of investments and other long-term assets	-	-	1,632
Other(a)	26,321	275	(14,165)
Other expenses, net	$32,041	$8,549	$25,057

(a) Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.

Note 19. Income Taxes	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Text Block]
19.    Income Taxes

Income tax provision

The components of the Company’s income (loss) from continuing operations before income taxes and the related provision for income taxes are presented below:

Years ended October 31	2012	2011	2010
Canadian	$2,491	$57,453	$(61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$3,524	$60,624	$(83,629)

The components of the income tax expense are as follows:

Years ended October 31	2012	2011	2010
Canadian income tax expense (recovery)
Current	$(5,211)	$12,851	$(9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred	-	-	15,492
Income tax expense	$32,393	$17,122	$187

A reconciliation of expected income taxes to reported income tax expenses is provided below.

Years ended October 31	2012	2011	2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$893	$16,372	$(25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515	(406)	19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)	(438)	(11)
Net changes in reserves for uncertain tax positions(a)	14,758	1,398	(10,217)
Foreign earnings taxed at rates different from the statutory rate	(264)	(1,166)	1,726
Stock-based compensation	397	471	269
Impact of income tax rate changes	(2,297)	-	1,065
Deferred tax rate differential	1,159	788	(562)
Provision to previously filed tax returns	(5,744)	(671)	4,188
Non-taxable portion of capital loss on investments	(26,694)	-	-
Other investment write downs	-	(109)	-
Non-deductible foreign exchange losses	-	-	6,950
Impact of non-deductible expenses and other differences	3,009	883	2,230
Reported income tax expense	$32,393	$17,122	$187

(a) Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Deferred tax assets and liabilities

Components of the deferred tax assets and liabilities consist of the following temporary differences:

As of October 31	2012	2011
Tax benefit of losses carried forward	$128,124	$99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)	-
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$56,996	$80,898

No deferred income taxes have been provided on undistributed earnings, or relating to cash held in foreign jurisdictions as the Company has estimated that any income or withholding taxes on repatriation would not be significant.

Included within the tax benefit of losses carried forward are deferred tax assets relating to capital losses carried forward of $70.5 million (October 31, 2011 ― $41.1 million). The amount of valuation allowance recorded against these assets is $57.6 million (October 31, 2011 ― $41.1 million) and $12.9 million (October 31, 2011 - $nil) is an unrecognized tax benefit.  These tax assets relate to $545.4 million (October 31, 2011 ― $332.8 million) of gross tax assets and have an indefinite expiry period.

Investment Tax Credits

As of October 31, 2012, the Company has deferred tax assets relating to investment tax credits of $84.6 million (October 31, 2011 - $83.9 million). These ITCs will expire in various years between 2024 and 2032.  The amount of valuation allowance recorded against these assets is $35.4 million (October 31, 2011 - $nil).

Tax losses carried forward

As of October 31, 2012, the Company has deferred tax assets relating to net operating loss carryovers of $57.6 million (October 31, 2011 ― $58.4 million).  The valuation allowance recorded against these assets is $56.3 million (October 31, 2011 ― $58.1 million).  These tax assets relate to $178.7 million (October 31, 2011 ― $181.3 million) of gross tax loss carryovers.  Of the total losses, $178.7 million (October 31, 2011 ― $181.3 million) will expire in various years between 2013 and 2031.

Tax contingencies

At October 31, 2012, the gross reserves for uncertain tax positions excluding accrued interest and penalties were $33.5 million (October 31, 2011 ― $9.4 million) as noted in the following reconciliation.  The Company estimates that the total amounts of unrecognized tax benefits will decrease by $16.7 million during the year ended October 31, 2013.

As at October 31	2012	2011
Gross unrecognized tax benefits, beginning of year	$9,377	$7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits, end of year	$33,474	$9,377

The Company accrues an estimate for interest and penalties related to uncertain tax positions in income tax expense.  At October 31, 2012, accrued interest and penalties related to uncertain tax positions totaled $1.9 million (October 31, 2011 ― $2.8 million).

The Company is subject to taxation in its principal jurisdiction of Canada and in numerous other countries around the world.  With few exceptions, the Company is no longer subject to examination by Canadian tax authorities for years up to and including 2005. However, most tax returns for 2006 and beyond remain open to examination by various tax authorities.

At October 31, 2012, there are $21.1 million (2011 - $9.3 million) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

Note 20. Supplementary Cash Flow Information	12 Months Ended
Oct. 31, 2012
Cash Flow, Supplemental Disclosures [Text Block]
20.    Supplementary Cash Flow Information

Items not affecting cash flows comprise the following:

Years ended October 31	2012	2011	2010
Depreciation and amortization	$17,080	$22,375	$28,514
Stock option compensation	1,567	1,229	2,768
Loss on Celerion note receivable	2,411	-	-
Deferred income taxes	38,137	3,666	8,493
Change in fair value of embedded derivatives	12,020	(2,649)	(13,050)
Foreign currency transactional loss	6,271	1,623	26,341
Equity loss, including cash distribution of $nil (2011 ― $951; 2010 ― $3,034)	-	1,079	3,684
Write-down of investments and other long-term assets	-	-	1,632
Loss on sale of investments	-	-	1,054
Other including foreign currency translation adjustments	6,908	(260)	13,208
	$84,394	$27,063	$72,644

Changes in operating assets and liabilities comprise the following:

Years ended October 31	2012	2011	2010
Accounts receivable	$(7,963)	$1,159	$1,726
Inventories	(3,382)	(4,012)	(3,697)
Other current assets and long term assets	17,767	5,206	(3,569)
Accounts payable and accrued liabilities	26,254	(26,178)	(2,864)
Income taxes	(18,360)	2,951	(37,216)
Deferred income	(2,217)	(11,298)	(1,396)
Other long-term obligations	(4,228)	(1,284)	(1,738)
	$7,871	$(33,456)	$(48,754)

Note 21. Stock-Based Compensation	12 Months Ended
Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
21.    Stock-Based Compensation

Stock option plan

At the Company’s annual and Special Meeting of Shareholders held on March 8, 2007, shareholders approved the Company’s 2007 Stock Option Plan (the Plan), which replaced the Company’s 2006 Stock Option Plan.  Under the Plan, which conforms to all current regulations of the New York and Toronto stock exchanges, the Company may issue shares on the exercise of stock options granted to eligible employees, officers, directors and persons providing on-going management or consulting services to the Company. The exercise price of stock options issued under the Plan equals the market price of the underlying shares on the date of the grant. All options issued under the Plan are granted and priced on the date on which approval by the Board of Directors of the Company is obtained or a later date set by the Board of Directors in its approval. As of October 31, 2012, 6,159,800 Common shares have been reserved for issuance under the Plan. Stock-based compensation expense related to the Company’s stock option plan for the year ended October 31, 2012 is $1.6 million (2011 ― $1.2 million; 2010 - $3.5 million), of which $1.6 million (2011 ― $1.2 million; 2010 - $0.2 million) is included in selling, general and administration expenses. Stock based compensation expense for fiscal 2010 also included $2.5 million in restructuring charges (Note 17) and $0.8 million in “Loss from discontinued operations, net of income taxes”.

During the year ended October 31, 2012, the Company granted 42,800 (2011 – 808,700; 2010 – 1,174,000) C$ stock options at a weighted average exercise price of C$9.52 (2011 - C$10.32). All options granted in fiscal 2012 have a seven year term and become exercisable ratably (a graded-vesting schedule) over a three-year period.

Canadian Dollar Options

	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
Exercisable as at October 31, 2012	645	$16.30	2.9	$-

(a)   The expected to vest amount represents the unvested options as at October 31, 2012 and 2011, respectively, less estimated forfeitures.

Canadian dollar options outstanding as of October 31, 2012 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.52	-	$11.63	5.1	2,026	$9.92	255	$10.26
$17.75	-	$21.77	1.1	390	20.24	390	20.24
			4.5	2,416	$11.59	645	$16.30

United States Dollar Options

	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2012	156	$15.73	2.5	$1

United States dollar options outstanding as of October 31, 2012 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
	$6.15		3.1	3	$6.15	3	$6.15
$15.89	-	$15.91	2.5	153	15.91	153	15.91
			2.5	156	$15.73	156	$15.73

The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.07%	1.94%	2.1%
Expected dividend yield	4.29%	3.75%	0.0%
Expected volatility	0.280	0.304	0.365
Expected time until exercise (years)	3.6	3.6	3.6

The weighted average fair values of options granted are estimated to be C$1.28 per Common share in fiscal 2012 (2011 - C$1.83; 2010 - C$2.91).

The Black-Scholes option valuation model used by the Company to determine fair values was developed for use in estimating the fair value of freely traded options that are fully transferable and have no vesting restrictions. This model requires the use of assumptions, including future stock price volatility and expected time until exercise. The Company uses historical volatility to estimate its future stock price volatility. The expected time until exercise is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.

The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2012		2011		2010
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	62
Aggregate grant-date fair value of shares vested	C$	454	C$	-	C$	5,920
	US$	-	US$	-	US$	4,518

As of October 31, 2012, the total remaining unrecognized compensation expense related to non-vested stock options amounted to approximately C$2.0 million and US$nil, which will be amortized over the weighted average remaining requisite service period of approximately 15 months and nil months, respectively, for the C$ and US$ stock options.

Deferred share units (DSU)

During the year ended October 31, 2012, the Company granted 132,493 (2011 – 179,777; 2010 – nil) DSU, respectively. DSU vest immediately or 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested DSU are payable upon termination of employment and will be settled in cash or share units equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the termination date.

DSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the DSU. During the year ended October 31, 2012, the Company recorded 15,449 (2011 – 11,496; 2010 - nil) DSU per dividend equivalent.

The Company records compensation expense and the corresponding liability each period based on vested units and changes in the market price of Common shares. The DSU expense for the year ended October 31, 2012 is $0.7 million (2011 - $1.0 million; 2010 ― $nil) of which $0.6 million (2011 ― $1.0 million; 2010 - $nil) is included in selling, general and administration expenses and $0.1 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

During the fourth quarter of fiscal 2012, 68,570 DSU were paid out in the amount of $0.6 million.

Restricted share units (RSU)

During the year ended October 31, 2012, the Company granted 201,231 (2011 – nil; 2010 – nil) RSU, respectively, which vest 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested RSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. RSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the RSU. During the year ended October 31, 2012, the Company recorded 3,939 (2011 – nil; 2010 - nil) RSU per dividend equivalent.

The Company records compensation expense and the corresponding liability over the vesting period of the RSU adjusted for any fair value changes at each reporting date. The RSU expense for the year ended October 31, 2012 is $0.4 million (2011 - $nil; 2010 ― $nil) of which $0.3 million (2011 ― $nil; 2010 - $nil) is included in selling, general and administration expenses and $0.1 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

Performance share units (PSU)

During the year ended October 31, 2012, the Company granted 122,828 (2011 – nil; 2010 – nil) PSU, respectively, which vest 6 months after the achievement of certain performance goals and other criteria over the vesting period by October 31, 2013. Vested PSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. PSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the PSU.

The PSU expense for the year ended October 31, 2012 is $0.2 million (2011 - $nil; 2010 ― $nil) of which $nil (2011 ― $nil; 2010 - $nil) is included in selling, general and administration expenses and $0.2 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

Other mid-term incentive plan (MTIP)

The MTIP income related to the fully vested DSU granted under the Company’s original 2006 Plan (2006 MTIP).

Liability(a)	As of October 31
	2012	2011
2006 Plan	$195	$508
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$195	$508

(Income) Expense(b)	Years ended October 31
	2012	2011	2010
2006 Plan	$(57)	$(197)	$(28)
2007 Plan	-	-	-
2008 Plan	-	-	3,988
2009 Plan	-	-	6,101
Total	$(57)	$(197)	$10,061

(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 10).

(b) The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 ― $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 ― $(0.2); 2010 - $nil) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in “Loss from discontinued operations, net of income taxes”.

The 2006 MTIP is accompanied by dividend equivalents rights that will be payable in cash upon settlement of the plan. During the year ended October 31, 2012, the Company recorded 972 (2011 – 1,607; 2010 - nil) MTIP units per dividend equivalent.

Note 22. Employee Benefits	12 Months Ended
Oct. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
22.    Employee Benefits

Defined benefit pension plans

The Company sponsors defined benefit pension plans for certain employees in Canada and the U.S.. The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions. The U.S. plan is based on the participants’ 60 highest consecutive months of compensation and their years of service. The pension plan in the U.S. is related to the Company’s discontinued MDS Pharma Services operations, which Nordion retained subsequent to the sale of Early Stage. During the fourth quarter of fiscal 2012, the Company received approval from the Internal Revenue Service (IRS) in the U.S. for a proposed settlement of this pension plan. The Company expects the final settlement to occur during fiscal 2013.

All plans are funded and the Company uses an October 31st measurement date for its plans. The most recent actuarial valuation for the Nordion pension plan for funding purposes was as of January 1, 2012. Based on this actuarial valuation, the Company expects funding requirements of approximately $14 million, including approximately $3 million of current service cost contributions, in each of the next five years to fund the regulatory solvency deficit. The deficit has arisen due to falling real interest rates where the pension liabilities increased more than the increase in the value of pension assets. The actual funding requirements over the five-year period will be dependent on subsequent annual actuarial valuations. These amounts are estimates, which may change with actual investment performance, changes in interest rates, any pertinent changes in government regulations, and any voluntary contributions.

The components of net periodic pension cost (income) for these plans for fiscal 2012, 2011 and 2010 are as follows:

	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Components of net periodic pension cost
Service cost	$2,804	$2,719	$1,980	$-	$-	$97
Interest cost	12,263	11,994	12,045	571	610	689
Expected return on plan assets	(14,736)	(16,044)	(15,579)	(701)	(706)	(687)
Recognized actuarial loss	-	-	-	127	258	344
Net periodic pension cost (income)	$331	$(1,331)	$(1,554)	$(3)	$162	$443

The following weighted average assumptions are used in the determination of the net periodic cost (income) and the projected benefit obligation:

	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%	3.52%	4.50%	5.24%
Expected return on plan assets	5.75%	6.00%	6.50%	8.00%	8.00%	8.00%
Rate of compensation increase	3.25%	3.50%	3.50%	n/a	n/a	n/a
Benefit cost
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%

Discount rate assumptions have been, and continue to be, based on the prevailing long-term, market interest rates at the measurement date.

The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$229,449	$215,167	$12,929	$11,720
Service cost - pension	3,932	3,910	-	-
Interest cost	12,263	11,994	571	610
Benefits paid	(9,747)	(8,224)	(799)	(649)
Actuarial loss	50,801	1,621	1,303	1,248
Foreign currency exchange rate changes	(207)	4,981	-	-
Projected benefit obligation, end of year	286,491	229,449	14,004	12,929
Change in fair value of plan assets
Fair value of plan assets, beginning of year	239,197	224,111	8,998	8,826
Actual return (loss) on plan assets	19,567	10,252	(47)	703
Benefits paid	(9,747)	(8,224)	(799)	(649)
Employer contributions	3,252	6,681	163	118
Employee contributions	1,128	1,191	-	-
Foreign currency exchange rate changes	(472)	5,186	-	-
Fair value of plan assets, end of year	252,925	239,197	8,315	8,998

Funded status – (under)/over at end of year	$(33,566)	$9,748	$(5,689)	$(3,931)

The funded status for the Canadian and U.S. plans, measured as the difference between the fair value of plan assets and the projected benefit obligation, for the Canadian plan are included in other long-term liabilities (Note 13) in the consolidated statements of financial position.

A reconciliation of the funded status to the net plan (liabilities) assets recognized in the consolidated statements of financial position is as follows:

	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Projected benefit obligation	$286,491	$229,449	$14,004	$12,929
Fair value of plan assets	252,925	239,197	8,315	8,998
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748	(5,689)	(3,931)
Unrecognized net actuarial loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

Long-term pension plan assets	$-	$9,748	$-	$-
Non-current liabilities	(33,566)	-	(5,689)	(3,931)
Accumulative other comprehensive loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

The following table illustrates the amounts in accumulated other comprehensive (loss) income that has not yet been recognized as components of pension expense:

As of October 31	2012	2011
Net actuarial loss	$83,374	$35,480
Deferred income taxes	(20,449)	(8,847)
Accumulated other comprehensive loss - net of tax	$62,925	$26,633

The weighted average asset allocation of the Company’s pension plans is as follows:

	Target	Domestic Plan		International Plan
Asset Category		2012	2011	2012	2011
Cash	0%	0.0%	0.1%	0.0%	0.0%
Fixed income	44%	41.6%	48.2%	100.0%	100.0%
Equities	56%	58.4%	51.7%	0.0%	0.0%
Total	100%	100.0%	100.0%	100.0%	100.0%

The Company maintains target allocation percentages among various asset classes based on investment policies established for the pension plans, which are designed to maximize the total rate of return (income and appreciation) after inflation, within the limits of prudent risk taking, while providing for adequate near-term liquidity for benefit payments. Such investment strategies have adopted an equity-based philosophy in order to achieve their long-term investment goals by investing in assets that often have uncertain returns, such as Canadian equities, foreign equities, and non-government bonds. However, it also attempts to reduce its overall level of risk by diversifying the asset classes and further diversifying within each individual asset class.

The Company’s expected return on asset assumptions are derived from studies conducted by actuaries and investment advisors. The studies include a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy given the anticipated requirements of the plans to determine the average rate of earnings expected on the funds invested to provide for the pension plans benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

The following table provides a basis of fair value measurement for plan assets held by the Company’s pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 16.

As of October 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25	$-	$-	$25
Debt securities	-	156,024	-	156,024
Equity securities	-	105,191	-	105,191
Other	-	-	-	-
Total	$25	$261,215	$-	$261,240

Expected future benefit payments are as follows:

Years ended October 31	Domestic Plan	International Plan(a)
2013	$9,918	$499
2014	10,442	541
2015	11,193	559
2016	11,725	591
2017	12,291	695
2018 – 2022	69,807	3,993
	$125,376	$6,878

(a)	Represents the U.S. plan related to the discontinued MDS Pharma Services operations and is currently expected to be settled during fiscal 2013.

Other benefit plans

Other benefit plans include a supplemental retirement arrangement, a retirement/termination allowance and post-retirement benefit plans, which include contributory health and dental care benefits and contributory life insurance coverage. All non-pension post-employment benefit plans are unfunded.

The components of net periodic cost for these plans are as follows:

Years ended October 31	2012	2011	2010
Components of net periodic cost
Current service cost	$186	$191	$276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized	-	-	(486)
Net periodic cost	$770	$680	$880

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2012	2011	2010
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9	10	11
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2012:

	1% Increase	1% Decrease
Change in net benefit cost	$94	$(75)
Change in projected benefit obligation	$1,641	$(1,323)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2012	2011
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$14,328	$15,251
Service cost	186	191
Interest cost	697	768
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation – end of year	$16,314	$14,328

Funded status – under at end of year	$(16,314)	$(14,328)

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2012	2011
Projected benefit obligation	$(16,314)	$(14,328)
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	$(16,783)	$(16,707)

Non-current liabilities	$(16,314)	$(14,328)
Accumulative other comprehensive income	(469)	(2,379)
Net amount recognized at year end	$(16,783)	$(16,707)

The other benefit plan liabilities related to continuing operations are included within other long-term liabilities (Note 13).

As of October 31, 2012, the unrecognized actuarial gains and past service costs of $0.5 million (October 31, 2011 ― $2.4 million), net of tax of $0.1 million (October 31, 2011 ― $0.6 million) are included in accumulated other comprehensive income.

Based on the actuarial assumptions used to develop the Company’s benefit obligations as of October 31, 2012, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2013	$650
2014	716
2015	782
2016	798
2017	837
2018 ― 2022	5,134
Total	$8,917

During fiscal 2013, the Company expects to contribute approximately $0.7 million to the Company’s other benefit plans.

During fiscal 2012, the Company contributed $1.3 million to defined contribution plans on behalf of its employees (2011 ― $1.2 million; 2010 ― $3.5 million).

Note 23. Segmented Information	12 Months Ended
Oct. 31, 2012
Segment Reporting Disclosure [Text Block]
23.    Segmented Information

Nordion operates as a global life sciences company with three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes. These segments are organized predominantly around the products and services provided to customers identified for the businesses.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There are no significant inter-segment transactions. Segmented earnings are computed by accumulating the segment’s operating income, interest costs, other expenses and foreign exchange translations. The corporate segment results include the incremental cost of corporate overhead in excess of the amount allocated to the other operating segments, as well as certain other costs and income items that do not pertain to a business segment. Management does not track or allocate assets on a business segment basis.  Accordingly, assets and additions to assets are not disclosed on a business segment basis in the following financial information.  Related expenses, such as depreciation, are allocated to each segment and reported appropriately herein.

On September 12, 2012, the Company announced a strategic realignment that resulted in changes to the segments. The following segmented information results reflect the Company’s new segment structure.  The primary change to Company’s segment reporting is that Contract Manufacturing is now reported in Medical Isotopes whereas previously it was reported in Targeted Therapies.  Prior years have been restated to reflect this change.

The information presented below is for continuing operations.

				Year ended October 31, 2012
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$48,451	$95,434	$100,955	$-	$244,840
Direct cost of revenues	13,726	42,284	54,982	-	110,992
Selling, general and administration(a)	16,565	13,766	14,189	9,908	54,428
Other expense (income), net(b)	4,082	347	2,345	(1,202)	5,572
Segment earnings (loss)	$14,078	$39,037	$29,439	$(8,706)	$73,848
Depreciation and amortization	1,609	4,850	10,621	-	17,080
Restructuring recovery, net					1,781
AECL arbitration and legal costs					5,576
Litigation accruals (Note 25)					24,058
Loss on Celerion note receivable					2,411
Internal investigation costs (Note 24)					9,827
Change in fair value of embedded derivatives					12,020
Operating income from continuing operations					$1,095

(a)	excludes AECL arbitration and legal costs of $5.6 million and internal investigation costs of $9.8 million

(b)	excludes estimated litigation accruals of $24.1 million (Note 25) and loss on Celerion note receivable of $2.4 million

				Year ended October 31, 2011
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$42,576	$108,662	$122,789	$-	$274,027
Direct cost of revenues	12,590	47,308	66,178	-	126,076
Selling, general and administration(a)	14,067	15,007	16,055	7,806	52,935
Other expense, net (b)	3,267	207	2,214	4,552	10,240
Segment earnings (loss)	$12,652	$46,140	$38,342	$(12,358)	$84,776
Depreciation and amortization	1,480	6,719	14,138	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977

(a)  excludes AECL arbitration and legal costs of $12.2 million

(b)  excludes gain on sale of investment of $1.7 million

				Year ended October 31, 2010
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$29,040	$103,556	$89,372	$-	$221,968
Direct cost of revenues	6,556	41,642	56,479	-	104,677
Selling, general and administration(a)	10,692	14,447	17,702	48,238	91,079
Other expense, net(b)	2,730	13	1,757	17,871	22,371
Segment earnings (loss)	$9,062	$47,454	$13,434	$(66,109)	$3,841
Depreciation and amortization	1,160	5,156	10,231	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)

(a)	excludes AECL arbitration and legal costs of $9.2 million

(b)	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million

Revenues by geographic location are summarized below:

Years ended October 31	Canada	US	Europe	Other	Total
2012	$10,147	$165,944	$23,960	$44,789	$244,840
2011	$6,360	$178,213	$26,565	$62,889	$274,027
2010	$6,775	$136,834	$20,831	$57,528	$221,968

All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada. All of the goodwill is carried in Canada and allocated to Sterilization Technologies, $1.9 million, and Medical Isotopes, $0.6 million.

Significant customers

For the year ended October 31, 2012, one major customer in Medical Isotopes segment accounted for $51.8 million or 21% (2011 ― $60.8 million or 22%; 2010 ― $20.6 million or 9%) of the Company’s revenues.

Note 24. Commitments and Contingencies	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
24.    Commitments and Contingencies

Leases and other commitments

The Company is obligated under non-cancelable operating leases, primarily for its offices and equipment. These leases generally contain customary scheduled rent increases or escalation clauses and renewal options.

The Company is also obligated under outsourcing agreements related to certain aspects of its information technology and human resources support functions. Actual amounts paid under these outsourcing agreements could be higher or lower than the amounts shown below as a result of changes in volume and other variables. In addition, early termination of these outsourcing agreements by the Company could result in the payment of termination fees, which are not reflected in the table below.

As of October 31, 2012, the Company is obligated under non-cancelable operating leases, primarily for its premises and equipment leases and other long-term contractual commitments to make minimum annual payments of approximately:

Years ended October 31	Operating Leases	Other Contractual Commitments
2013	$1,844	$52,091
2014	1,101	44,139
2015	990	32,898
2016	989	49,974
2017	1,137	26,844
Thereafter	909	82,803
	$6,970	$288,749

Net rental expense for premises and equipment leases for the year ended October 31, 2012 was $1.1 million (2011 ― $1.3 million; 2010 ― $16.6 million).

Contractual commitments

Included in other contractual commitments is approximately $240 million associated with long-term supply arrangements primarily with domestic and international suppliers of isotopes. Other contractual commitments also include a $2.5 million (2011 ― $2.3 million) relating to the outsourcing of the information technology infrastructure. The terms of these long-term supply or service arrangements range from 1 to 12 years. The amounts purchased under these contractual commitments for the year ended October 31, 2012 are $37.4 million (2011 ― $45.9 million; 2010 ― $47.3 million).

Net sales of certain products of the Company are subject to royalties payable to third parties. Royalty expense recorded in direct cost of revenues for the year ended October 31, 2012 amounted to $0.5 million (2011 ― $1.6 million; 2010 ― $3.6 million).

Captive insurance liability

The Company is self-insured for up to the first $5 million of costs incurred relating to a single liability claim in a year and to $10 million in aggregate claims arising during an annual policy period. The Company provides for unsettled reported losses and losses incurred but not reported based on an independent review of all claims made against the Company. Accruals for estimated losses related to captive insurance are $4.6 million as of October 31, 2012 (October 31, 2011 ― $7.1 million) which are recorded in accrued liabilities (Note 10) and other long-term liabilities (Note 13).

Retained liabilities related to Early Stage

Subsequent to the sale of Early Stage, Nordion has retained litigation claims and other costs associated with the U.S. FDA’s review of the Company’s bioanalytical operations (Note 10(a)) and certain other contingent liabilities in Montreal, Canada. Nordion has also retained certain liabilities related to pre-closing matters, a defined benefit pension plan for certain U.S. employees, and a lease obligation for an office location in Bothell, Washington. The cost of future lease payments offset by expected sublease revenue, where applicable, is estimated at approximately $0.7 million which is included in accrued liabilities (Note 10).

Indemnities and guarantees

In connection with various divestitures that the Company underwent, Nordion has agreed to indemnify various buyers for actual future damage suffered by the buyers related to breaches, by Nordion, of representations and warranties contained in the purchase agreements. In addition, Nordion has retained certain existing and potential liabilities arising in connection with such operations related to periods prior to the closings. To mitigate Nordion’s exposure to these potential liabilities, the Company maintains errors and omissions and other insurance. Nordion is not able to make a reasonable estimate of the maximum potential amount that the Company could be required to pay under these indemnities. The Company has not made any significant payments under these types of indemnity obligations in the past.

Internal investigation

Through Nordion’s own internal review as part of its Canadian Corruption of Foreign Public Officials Act (CFPOA) compliance program, the Company has discovered potential compliance irregularities. As a result, the Company commenced an internal investigation of the possible compliance issues related to potential improper payments and other related financial irregularities in connection with the supply of materials and services to the Company, focusing on compliance with the CFPOA and the U.S. Foreign Corrupt Practices Act (FCPA). This investigation is being conducted by outside legal counsel and external forensic and accounting firms that are experienced in such compliance.

These external advisors are reporting regularly to a special Committee of the Board constituted to deal with this matter. The Company voluntarily contacted the relevant regulatory and enforcement authorities to disclose the existence of this investigation and certain details of this matter, and continues to provide reports to them as the investigation progresses. The Company is continuing with its investigation into this matter and its cooperation with regulatory and enforcement authorities.

As a result of the investigation to date, the Company has ceased to make payments to and terminated its contractual arrangements with the affected foreign supplier. These actions were reflected in, among other things, a reduction in the notional amount of commitments included in the calculation of embedded derivative expense during the third quarter of fiscal 2012.

The Company is currently unable to determine as to whether there will be any potential regulatory and/or enforcement action resulting from these matters or, if any such action is taken, whether it will have a material adverse effect on our business, financial position, profitability or liquidity. If regulatory or enforcement authorities determine to take action against the Company, Nordion may be, among other things, subject to fines and/or penalties which may be material.

Nordion is committed to the highest standards of integrity and diligence in its business dealings and to the ethical and legally compliant business conduct of its employees, representatives and suppliers. The Company reviews its compliance programs on a regular basis to assess and align them with emerging trends and business practices. Corrupt or fraudulent business conduct is in direct conflict with the Company's Global Business Practice Standards (GBPS) and corporate policies. The Company continues to investigate this matter and cooperate with regulatory and enforcement authorities.

In parallel with the Internal Investigation, Nordion has developed and implemented a number of new and enhanced policies and procedures related to compliance. This remediation process has included enhancements to Nordion’s GBPS, policies related to anti-corruption, third-party due diligence, travel and expenses, sponsorships, and payment control processes.  Nordion is continuing to develop and strengthen other policies and procedures, as well as monitoring protocols to detect exceptions to these new policies, and is delivering training to employees, high risk third parties and other stakeholders affected by the changes. The intent of these changes is to strengthen Nordion’s overall compliance framework.

Note 25. Litigation	12 Months Ended
Oct. 31, 2012
Schedule of Loss Contingencies by Contingency [Table Text Block]
25.    Litigation

MAPLE

AECL and the Government of Canada unilaterally announced in fiscal 2008 their intention to discontinue development work on the MAPLE Facilities. At the same time, AECL and the Government of Canada also publicly announced that they would continue to supply medical isotopes from the current NRU reactor, and would pursue a license extension of the NRU reactor operations past the expiry date, at the time, of October 31, 2011. On July 8, 2008, Nordion served AECL with a notice of arbitration proceedings seeking an order to compel AECL to fulfill its contractual obligations under an agreement entered into with AECL in February 2006 (the 2006 Agreement) to complete the MAPLE Facilities and, in the alternative and in addition to such order, seeking significant monetary damages.  On September 10, 2012, Nordion announced that it had received the decision in its confidential arbitration with AECL and was unsuccessful it its claim for specific performance or monetary damages relating to AECL’s cancelled construction of the MAPLE facilities. The majority of the tribunal ruled 2:1 that Nordion’s claim against AECL in the arbitration was precluded under the terms of the 2006 Agreement. Thus, Nordion was not entitled to a remedy under the 2006 Agreement for the unilateral termination by AECL of the construction of the MAPLE facilities. In the decision, the arbitrators also dismissed AECL’s counterclaim against Nordion for damages for breach of contract in the amount of $250 million (C$250 million) and other relief.  The appeal period has expired and neither party appealed the decision.  The arbitrators have yet to decide on the issue of costs, and requested that Nordion and AECL make submissions. As the decision of the tribunal favors AECL, Nordion may be responsible for a portion of AECL’s costs, which could be material. AECL submitted total arbitration-related costs of approximately $46 million. Nordion has received and is currently assessing the legal merits and financial implications of AECL’s costs submissions.

In addition to the arbitration, in 2008 Nordion also filed a court claim against AECL and the Government of Canada. Nordion’s claim filed against AECL sought (i) damages in the amount of $1.6 billion (C$1.6 billion) for negligence and breach of contract under the Isotope Production Facilities Agreement (IPFA) entered into with AECL in 1996; and (ii) interim, interlocutory and final orders directing AECL to continue to supply radioisotopes under the 2006 Agreement, pending any final judgment and completion of the MAPLE Facilities; and, against the Government of Canada, Nordion sought (i) damages in the amount of $1.6 billion (C$1.6 billion) for inducing breach of contract and interference with economic relations in respect to the 2006 Agreement; (ii) an order that Nordion may set off the damages owing to it by the Government of Canada as a result of the Government’s conduct set out herein against any amounts owing by Nordion to the Government of Canada under the Facilities Development and Construction Funding Agreement (FDCFA), a  loan agreement between the Government of Canada and Nordion for $100 million (C$100 million); and (iii) an interim and interlocutory order suspending any payments that may be owing to the Government of Canada under the FDCFA pending the determination of the issues in this litigation and an interim or interlocutory order requiring the return of all security instruments delivered in connection with the FDCFA. The arbitration decision leaves Nordion open to pursue its ongoing lawsuit against AECL in the Ontario courts in relation to the 1996 IPFA. In the analysis of the decision, although the arbitrators did not rule on the issue, the view of the majority was that a breach of contract by AECL did not occur under the 2006 Agreement.  Nordion is pursuing its rights under the IPFA.

The parties have agreed on a preliminary schedule for proceeding in the IPFA claim and Nordion filed an amended statement of claim on January 18, 2013. Having regard to the majority opinion in the arbitration, the amended statement of claim under the IPFA no longer includes the Government of Canada and the damages claimed are substantially lower.  Nordion and the Government of Canada have agreed to the discontinuance of the action against the Government of Canada without costs.  The schedule provides for AECL to file motions if it sees fit and to file a defence. Documentary productions and discoveries are currently anticipated to begin during 2013. Based on the current schedule, the matter would not be expected to be set down for trial before mid-2014. The claim requests damages in the amount of $243.5 million for negligence and breach of the IPFA, as well as pre- and post-judgment interest and costs.  The damages claimed are for the recovery of Nordion’s costs up to the end of the IPFA, net of certain amounts settled between Nordion and AECL at the time of entering into the Interim and Long-Term Supply Agreement (ILTSA).

Under the 2006 Agreement, commercially reasonable efforts are required to maintain isotope production from the NRU reactor until such time as Nordion has established a satisfactory, long-term alternative supply.  Nordion has accordingly notified AECL that it intends to continue to require isotope supply from AECL while Nordion continues to explore alternatives to mitigate the lack of supply from AECL, for both back-up and the long-term supply of reactor-based medical isotopes.

Bioequivalence studies

During fiscal 2009, the Company was served with a Complaint related to repeat study and mitigation costs of $10 million and lost profits of $70 million. This action relates to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 10(a)). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed an Answer and intends to vigorously defend this action. Discoveries are ongoing, and no trial date has been set. To date, attempts to mediate the claim have been unsuccessful.

During fiscal 2009, the Company was served with a Statement of Claim related to repeat study and mitigation costs of $5 million (C$5 million) and loss of profit of $30 million (C$30 million). This action relates to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 10(a)). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed a Statement of Defence and intends to vigorously defend this action.

BioAxone BioSciences

During the third quarter of fiscal 2012, the Company was served with a Complaint filed in Florida relating to our former Pharma Services business (the Complaint). The Complaint, by BioAxone BioSciences Inc., named Nordion (US) Inc. as well as another co-defendant, and alleges that MDS Pharma Services acted negligently in the preparation and qualification of a Bacterial Master Cell Bank relating to the development of a biologic drug, and claims that Plaintiff has incurred costs to take corrective actions to the cell bank and to the development of its drug as a result of associated delays in development, progress through clinical trials and the FDA approvals process, in an amount greater than $90 million. Nordion has not made a specific provision related to this Complaint. The Company is currently assessing the merits of the Complaint and intends to vigorously defend this claim.

Note 26. Asset Retirement Obligation (ARO)	12 Months Ended
Oct. 31, 2012
Asset Retirement Obligation Disclosure [Text Block]
26.    Asset Retirement Obligation (ARO)

The Company’s ARO represents the present value of future remediation costs, which are recorded in other long-term liabilities (Note 13) and increased the carrying amounts of the related assets in property, plant and equipment, net in the consolidated statements of financial position. The capitalized future site remediation costs are depreciated and the ARO is accreted over the life of the related assets which is included in depreciation and amortization expense in “Operating income (loss) from continuing operations”.

The fair value of the ARO is determined based on estimates. Considerable management judgment is required in estimating these obligations. The key assumptions include credit adjusted risk free interest rate, timing and the estimate of the remediation activities. Changes in these assumptions based on future information may result in adjustments to the estimated obligations over time. A reconciliation of the ARO for the years ended October 31, 2012 and 2011 is as follows:

As of October 31	2012	2011
Asset retirement obligation – beginning of year	$11,691	$10,598
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	-
Accretion expense	906	843
Foreign exchange and other	(27)	250
Asset retirement obligation – end of year	$12,570	$11,691

The Company has pledged a $15.4 million (October 31, 2011 ― $15.5 million) letter of credit in support of future site remediation costs.

Note 27. Comparative Figures	12 Months Ended
Oct. 31, 2012
Reclassifications [Text Block]	27. Comparative Figures Certain figures for the prior period have been reclassified to conform to the current period’s consolidated financial statements presentation.

Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The consolidated financial statements have been prepared in United States (U.S.) dollars, the Company’s reporting currency, and in accordance with U.S. generally accepted accounting principles (GAAP) applied on a consistent basis.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements of the Company reflect the assets and liabilities and results of operations of all subsidiaries and entities of which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. The results of operations disposed of are included in the consolidated financial statements up to the date of disposal.

The equity method of accounting is used for investments in entities for which the Company does not have the ability to exercise control, but has significant influence.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s estimates are based on the facts and circumstances available at the time estimates are made, historical experience, risk of loss, general economic conditions and trends, and the Company’s assessments of the probable future outcomes of these matters. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of changes, if any, are reflected in the consolidated statements of operations in the period in which they are determined.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash on hand, balances with banks, demand deposits, and investments with maturities of three months or less at the time the investment is made. The fair value of cash and cash equivalents approximates the carrying amounts shown in the consolidated statements of financial position.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash, which is included in other long-term assets, includes cash held for specific purposes which is not readily available to be used in the Company’s operations related to insurance liabilities.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts based on a variety of factors, including the length of time the receivables are past due, macroeconomic conditions, significant one-time events, historical experience and the financial condition of customers. The Company records a specific reserve for individual accounts when it becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position. If circumstances related to a customer change, the Company would further adjust estimates of the recoverability of receivables.

Inventory, Policy [Policy Text Block]
Inventories

Inventories of raw materials and supplies are recorded at the lower of cost or market value, determined on a first-in, first-out (FIFO) basis.  Finished goods and work-in-process include the cost of material, labor and manufacturing overhead and are recorded on a FIFO basis at the lower of cost or market. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, including assets under capital leases, are carried in the accounts at cost less accumulated depreciation.  Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal.

The costs associated with modifications to facilities owned by others to permit isotope production are deferred and recorded as facility modifications and amortized over the expected contractual production.  Costs, including financing charges and certain design, construction and installation costs, related to assets that are under construction and are in the process of being readied for their intended use are recorded as construction in-progress and are not subject to depreciation.

Depreciation, which is recorded from the date on which each asset is placed into service, is generally provided for on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

Buildings (years)	25	―	40
Equipment (years)	3	―	20
Furniture and fixtures (years)	3	―	10
Computer systems (years)	3	―	7
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured

Asset Retirement Obligations, Policy [Policy Text Block]
Asset retirement obligations

The Company records asset retirement obligation costs associated with the retirement of tangible long-lived assets. The Company reviews legal obligations associated with the retirement of these long-lived assets. If it is determined that a legal obligation exists and it is probable that this liability will ultimately be realized, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the expected life of the asset. The present value of the asset retirement obligation is accreted with the passage of time to its expected settlement fair value.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill is not amortized but is tested for impairment, at least annually. The Company tests goodwill during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist. The Company first assesses qualitative factors to determine whether it is necessary to perform the two step quantitative goodwill impairment test. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company utilizes the two-step quantitative approach. The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Company evaluates the carrying value of long-lived assets, including property, plant and equipment, for potential impairment when events and circumstances warrant a review. Factors that the Company considers important that could trigger an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for the Company’s overall business, significant negative industry or economic trends, a significant adverse legal or regulatory development, a significant decline in the Company’s stock price for a sustained period, and the Company’s market capitalization relative to its net book value. In assessing long-lived assets for impairment, assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The carrying value of a long-lived asset is considered impaired when the anticipated net recoverable amount of the asset is less than its carrying value.  In that event, a loss is recognized in an amount equal to the difference between the carrying value and fair value less costs of disposal by a charge to income.  The anticipated net recoverable amount for a long-lived asset is an amount equal to the anticipated undiscounted cash flows net of directly attributable general and administration costs, carrying costs, and income taxes, plus the expected residual value, if any.

When required, the fair values of long-lived assets are estimated using accepted valuation methodologies, such as discounted future net cash flows, earnings multiples, or prices for similar assets, whichever is most appropriate under the circumstances.

Equity Method Investments, Policy [Policy Text Block]
Long-term investments

The Company accounts for long-term investments where it has the ability to exercise significant influence using the equity method of accounting. In situations where the Company does not exercise significant influence over a long-term investee that is not publicly listed, the investments are recorded at cost. Investments in public companies are carried at fair value. The Company periodically reviews these investments for impairment. In the event the carrying value of an investment exceeds its fair value and the decline in fair value is determined to be other than temporary, the Company writes down the value of the investment to its fair value.

Lease, Policy [Policy Text Block]
Leases

Leases entered into by the Company in which substantially all of the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases, and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. Property, plant, and equipment under capital leases are depreciated, to the extent that these assets are in continuing operations, based on the useful life of the asset.  All other leases in continuing operations are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Revenues are recorded when title to goods passes or services are provided to customers, the price is fixed or determinable, and collection is reasonably assured. For the majority of product revenues, title passes to the buyer at the time of shipment and revenue is recorded at that time.

The Company recognizes revenue and related costs for arrangements with multiple deliverables as each element is delivered or completed based upon fair value as determined by vendor-specific objective evidence of selling price or third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of a selling price is available for any undelivered element, revenue for all elements is calculated based on an estimated selling price method. When a portion of the customer’s payment is not due until acceptance, the Company defers that portion of the revenue until acceptance has been obtained. Revenue for training is deferred until the service is completed.  Revenue for extended service contracts is recognized ratably over the contract period. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

Standard Product Warranty, Policy [Policy Text Block]
Warranty costs

A provision for warranties is recognized when the underlying products or services are recorded as revenues. The provision is based on estimated future costs using historical labor and material costs to estimate costs that will be incurred in the warranty period.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The fair value of stock options is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. The expense is included in selling, general, and administration expenses in the consolidated statements of operations and as additional paid-in capital grouped within shareholders’ equity on the consolidated statements of financial position. The consideration received on the exercise of stock options is credited to share capital at the time of exercise along with the associated amount of additional paid-in capital.

Certain incentive compensation plans of the Company base the determination of compensation to be paid in the future on the price of the Company’s publicly traded shares at the time of payment or time of the grant date. Expenses related to these plans are recorded as a liability and charged to income over the period in which the amounts are earned, based on an estimate of the current fair value of amounts that will be paid in the future.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension, post-retirement and other post-employment benefit plans

The Company offers a number of benefit plans that provide pension and other post-retirement benefits. The current service cost of benefit plans is charged to income. Cost is computed on an actuarial basis using the projected benefits method and based on management’s best estimates of investment yields, salary escalation, and other factors.

The Company recognizes the funded status of its defined benefit plans on its consolidated statements of financial position; recognizes gains, losses, and prior service costs or credits that arise during the period that are not recognized as components of net periodic benefit cost (income) as a component of accumulated other comprehensive income, net of tax; measures its defined benefit plan assets and obligations as of the date of the Company’s fiscal year-end consolidated statements of financial position; and discloses additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit cost (income) for the next fiscal year that arise from delayed recognition of the gains or losses, prior service costs or credits, and transition assets or obligations.

The expected costs of post-employment benefits, other than pensions, for active employees are accrued in the years in which employees provide service to the Company. Adjustments resulting from plan amendments, experience gains and losses, or changes in assumptions are amortized over the remaining average service term of active employees. Other post-employment benefits are recognized when the event triggering the obligation occurs.

Research and Development Expense, Policy [Policy Text Block]
Research and development

The Company conducts various research and development programs and incurs costs related to these activities, including employee compensation, materials, professional services, facilities costs, and equipment depreciation. Research and development programs costs, including those internally processed, are expensed in the periods in which they are incurred.

Clinical Trial Expenses [Policy Text Block]
Clinical trial expenses

Other current assets and Other long-term assets include any clinical trial prepayments made to the clinical research organization (CRO).  Research and development expenses include clinical trial expenses associated with the CRO. The invoicing from the CRO for services rendered can lag several months. The Company accrues the cost of services rendered in connection with CRO activities based on its estimate of site management, monitoring costs, and project management costs and record them in accrued liabilities. The Company maintains regular communication with the CRO to gauge the reasonableness of our estimates. Differences between actual clinical trial expenses and estimated clinical trial expenses recorded have not been material and are adjusted for in the period in which they become known.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the asset will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. To the extent, a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations are included in income tax expense.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions that the Company has operated in globally. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from current estimates of the income tax liabilities. If the Company’s estimate of income tax liabilities proves to be less than the ultimate assessment, an additional charge to income tax expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the income tax liabilities may result in income tax benefits being recognized in the period when it is determined that the estimated income tax liability is no longer required. All of these potential income tax liabilities are included in income taxes payable or netted against income taxes recoverable on the consolidated statements of financial position.

Investment tax credits related to the acquisition of assets are deferred and amortized to income on the same basis as the related assets, while those related to current expenses are included in the determination of income for the year.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of Common shares outstanding during the year.

Diluted earnings per share is calculated using the treasury stock method, by dividing net income available to common shareholders by the sum of the weighted average number of Common shares outstanding and all additional Common shares that would have been outstanding shares arising from the exercise of potentially dilutive stock options during the year.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

Although the Company reports its financial results in U.S. dollars, the functional currency of the Company’s Canadian operations is Canadian dollars. The functional currencies of the Company’s foreign subsidiaries are their local currencies. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies of operations at prevailing year-end exchange rates. Non-monetary assets and liabilities are translated into functional currencies at historical rates. Assets and liabilities of foreign operations with a functional currency other than U.S. dollars are translated into U.S. dollars at prevailing year-end exchange rates, while revenue and expenses of these foreign operations are translated into U.S. dollars at average monthly exchange rates. The Company’s net investments in foreign subsidiaries are translated into U.S. dollars at historical exchange rates.

Exchange gains and losses on foreign currency transactions are recorded in other expenses, net. Upon the sale or upon complete or substantially complete liquidation of an investment in a foreign (non-Canadian functional currency) entity, the amount attributable to that entity and accumulated in the translation adjustment component of the equity is removed from the separate component of equity and reported as part of the gain or loss on sale or liquidation of the investment in the period during which the sale or liquidation occurs. Exchange gains or losses arising on translation of the Company’s net equity investments in these foreign subsidiaries and those arising on translation of foreign currency long-term liabilities designated as hedges of these investments are recorded in other comprehensive income (OCI). Upon reduction of the Company’s investment in the foreign (non-Canadian) subsidiary, due to a sale or complete or substantially complete liquidation, the amount from the reporting currency translation as well as the offsetting amount from the translation of foreign currency long-term liabilities included in accumulated other comprehensive income (AOCI) is recognized in income.

Derivatives, Policy [Policy Text Block]
Derivative financial instruments

In the normal course of business, the Company uses derivative financial instruments to manage foreign currency exchange rate risks. Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored based on changes in foreign currency exchange rates and their impact on the market value of derivatives. Credit risk on derivatives arises from the potential for counterparties to default on their contractual obligations to the Company. The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality. The Company does not enter into derivative transactions for trading or speculative purposes. The Company records derivatives at fair value either as other current assets or accrued liabilities on the consolidated statements of financial position. The Company determines the fair value of the derivative financial instruments using relevant market inputs when no quoted market prices exist for the instruments. The fair value of the derivative financial instruments is determined by comparing the rates when the derivatives are acquired to the market rates at period-end. The key inputs include interest rate yield curves, foreign exchange spot and forward rates. The Company classifies cash flows from its derivative programs as cash flows from operating activities in the consolidated statements of cash flows.

The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow or net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation includes a description of the hedging instrument, the hedged item, the risk being hedged, the Company’s risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both inception of the hedge and on an ongoing basis. The Company assesses the ongoing effectiveness of its hedges on a quarterly basis.

Cash flow hedges

The Company’s hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with forward exchange contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The Company hedges anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future. The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.

Other derivatives

Derivatives not designated as hedges are recorded at fair value on the consolidated statements of financial position, with any changes in the mark to market being recorded in the consolidated statements of operations. Interest rate swap contracts may be used as part of the Company’s program to manage the fixed and floating interest rate mix of the Company’s total debt portfolio and the overall cost of borrowing. The Company uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances. The Company has also identified embedded derivatives in certain supply contracts.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company defines comprehensive income as net income plus the sum of the changes in unrealized gains (losses) on derivatives designated as cash flow hedges, unrealized gains (losses) on translation of debt designated as a hedge of the net investment in self-sustaining foreign subsidiaries, unrealized gains (losses) on pension liability adjustments, foreign currency translation gains (losses) on self-sustaining foreign subsidiaries and an unrealized gain (loss) on translation resulting from the application of U.S. dollar reporting and is presented in the consolidated statements of shareholders’ equity and comprehensive (loss) income, net of income taxes.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” which enhances current disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Entities are required to provide both net and gross information for these assets and liabilities in order to facilitate comparability between financial statements prepared on the basis of U.S. Generally Accepted Accounting Principles (GAAP) and financial statements prepared on the basis of International Financial Reporting Standards (IFRS). ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods and the Company plans to adopt ASU 2011-11 on November 1, 2013. ASU 2011-11 is not expected to have a significant impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. ASU 2011-12 is effective for annual reporting periods beginning on or after December 15, 2011 and interim periods within those annual periods and the Company plans to adopt ASU 2011-12 on November 1, 2012. ASU 2011-12 is not expected to have a significant impact on the Company’s consolidated financial statements.

International Financial Reporting Standards (IFRS) [Policy Text Block]
International Financial Reporting Standards (IFRS)

The Company has been monitoring the deliberations and progress being made by accounting standard setting bodies and securities regulators both in the U.S. and Canada with respect to the convergence to IFRS.  The Company currently expects to adopt IFRS as its primary reporting standard when the SEC requires domestic registrants in the U.S. to adopt IFRS.

Note 2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Buildings (years)	25	―	40
Equipment (years)	3	―	20
Furniture and fixtures (years)	3	―	10
Computer systems (years)	3	―	7
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured

Note 3. Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of October 31	2012	2011
Trade accounts receivable	$35,484	$37,203
Other receivables(a)	11,179	1,966
	46,663	39,169
Allowance for doubtful accounts	(175)	(170)
Accounts receivable	$46,488	$38,999

Note 4. Inventories (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Inventory, Current [Table Text Block]
As of October 31	2012	2011
Raw materials and supplies	$33,843	$31,611
Work-in-process	282	354
Finished goods	1,031	267
	35,156	32,232
Allowance for excess and obsolete inventory	(1,179)	(1,637)
Inventories	$33,977	$30,595

Note 5. Property, Plant and Equipment (Tables)	12 Months Ended
Oct. 31, 2012
Property, Plant and Equipment [Table Text Block]
As of October 31	2012		2011
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,828	$-	$2,834	$-
Buildings	84,030	45,677	82,800	43,060
Equipment	83,422	61,989	80,627	56,923
Furniture and fixtures	1,604	1,604	1,608	1,566
Computer systems	82,642	77,331	77,869	73,112
Leasehold improvements	10,779	1,593	10,752	1,046
Facility modifications	36,641	30,237	36,418	26,462
Construction in-progress	4,702	-	6,951	-
	306,648	$218,431	299,859	$202,169
Accumulated depreciation	(218,431)		(202,169)
Property, plant and equipment	$88,217		$97,690

Note 7. Long-Term Investments (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
As of October 31	2012	2011
Investment in Celerion(a)	$1,450	$1,473
Investment in LCC Legacy Holdings (formerly Lumira Capital Corp.)(b)	-	-
Long-term investments	$1,450	$1,473

Note 8. Other Long-Term Assets (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Other Assets, Noncurrent [Table Text Block]
As of October 31	2012	2011
Restricted cash(a)	$3,906	$5,847
Financial instrument pledged as security on long-term debt(b)	38,989	40,048
Long-term note receivable(c)	14,172	20,721
Goodwill (Note 9)	2,526	2,532
Pension assets (Note 22)	-	9,748
Other(d)	2,503	2,349
Other long-term assets	$62,096	$81,245

Note 10. Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
As of October 31	2012	2011
Employee-related accruals (Note 21)	$4,922	$6,716
FDA provision(a)	8,321	8,325
Captive insurance liability (Note 24)	2,119	4,492
AECL revenue share and waste disposal	3,770	3,004
Restructuring provision (Note 17)	3,453	4,004
Other(b)	57,737	26,373
Accrued liabilities	$80,322	$52,914

Note 11. Long-Term Debt (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
As of October 31	Maturity			2012	2011
Total long-term debt	2013	to	2015	$43,331	$44,330
Current portion of long-term debt				(4,190)	(4,156)
Long-term debt				$39,141	$40,174

Schedule of Maturities of Long-term Debt [Table Text Block]
2013	$4,190
2014	4,156
2015	34,985
2016	-
2017	-
Thereafter	-
$43,331

Note 12. Deferred Revenue (Tables)	12 Months Ended
Oct. 31, 2012
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
As of October 31	2012	2011
Payment in advance of services rendered	$1,269	$1,115
Deferred credit related to government loan(a)	1,958	3,467
Deposits for reimbursable costs	231	1,093
	3,458	5,675
Less: current portion	(1,500)	(1,820)
Long-term portion of deferred revenue	$1,958	$3,855

Note 13. Other Long-Term Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Other Assets and Other Liabilities [Table Text Block]
As of October 31	2012	2011
Post-retirement obligations (Note 22)	$55,516	$18,259
Asset retirement obligation (Note 26)	12,570	11,691
Captive insurance liability (Note 24)	2,505	2,616
Restructuring provision (Note 17)	191	3,617
Other	3,686	3,436
Other long-term liabilities	$74,468	$39,619

Note 14. Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]
Years Ended October 31 (number of shares in thousands)	2012	2011	2010
Weighted average number of Common shares outstanding – basic	62,029	64,719	89,279
Impact of stock options assumed exercised	1	90	1
Weighted average number of Common shares outstanding – diluted	62,030	64,809	89,280
Basic and diluted (loss) earnings per share from continuing operations	$(0.47)	$0.67	$(0.94)
Basic and diluted loss per share from discontinued operations	-	(0.41)	(1.66)
Basic and diluted (loss) earnings per share	$(0.47)	$0.26	$(2.60)

Note 15. Share Capital (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Stockholders Equity [Table Text Block]
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2009	120,137	$488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	254,076
Repurchased and cancelled	(469)	(1,911)
Other	-	3
Balance as of October 31, 2012	61,909	$252,168

Note 16. Financial Instruments and Financial Risk (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
As of October 31	2012	2011
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$10	$11,584
Foreign currency forward contracts under cash flow hedges(b)	$195	$88
Foreign currency forward contracts not under hedging relationships(c)	$-	$183
Liabilities
Embedded derivatives(a)	$814	$370
Foreign currency forward contracts under cash flow hedges(b)	$60	$57
Foreign currency forward contracts not under hedging relationships(c)	$-	$148

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Years ended October 31	2012	2011	2010
Realized (gain) loss on foreign currency forward contracts under cash flow hedges	$(561)	$219	$-
Unrealized gain (loss) on foreign currency forward contracts under cash flow hedges	$639	$(55)	$-
Realized (gain) loss on foreign currency forward contracts not under cash flow hedges	$(482)	$(327)	$-
Unrealized (loss) gain on foreign currency forward contracts not under cash flow hedges	$(79)	$10	$-
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(12,020)	$2,649	$13,050
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$-	$(146,638)
Unrealized gain recorded in OCI relating to net investment hedges	$-	$-	$(2,400)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			As of October 31, 2012
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$205	$-	$205
Derivative liabilities (Note 10(b))	$-	$874	$-	$874
			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 6)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 10(b))	$-	$575	$-	$575

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
					Year ended October 31, 2012
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2011	Earnings	Other	Issuance and(Settlements), net	and/or out of Level 3	October 31 2012
Derivative assets (Note 6)	$11,409	$-	$(11,409)	$-	$-	$-
					Year ended October 31, 2011
	As of	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales,	Transfers in	As of
Description	October 31 2010	Earnings	Other	Issuance and (Settlements), net	and/or out of Level 3	October 31 2011
Derivative assets (Note 6)	$10,514	$-	$895	$-	$-	$11,409

Note 17. Restructuring Charges (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Restructuring and Related Costs [Table Text Block]
	Expenses				Cumulative Activities		Balance as of October 31
	2012	2011	2010	Total	Cash	Non- Cash	2012
Workforce reductions	$2,557	$1,217	$42,161	$45,935	$(42,174)	$(1,074)	$2,687
Contract cancellation (recovery) charges	(776)	375	7,175	6,774	(7,042)	1,225	957
Other	-	-	13,195	13,195	(13,181)	(14)	-
Restructuring charges, net	$1,781	$1,592	$62,531	$65,904	$(62,397)	$137	$3,644

Note 18. Other Expenses, Net (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Years ended October 31	2012	2011	2010
Research and development	$6,552	$5,629	$4,533
Foreign exchange (gain) loss	(832)	4,336	32,003
(Gain) loss on sale of investment	-	(1,691)	1,054
Write-down of investments and other long-term assets	-	-	1,632
Other(a)	26,321	275	(14,165)
Other expenses, net	$32,041	$8,549	$25,057

Note 19. Income Taxes (Tables)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Years ended October 31	2012	2011	2010
Canadian	$2,491	$57,453	$(61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$3,524	$60,624	$(83,629)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Years ended October 31	2012	2011	2010
Canadian income tax expense (recovery)
Current	$(5,211)	$12,851	$(9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred	-	-	15,492
Income tax expense	$32,393	$17,122	$187

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Years ended October 31	2012	2011	2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$893	$16,372	$(25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515	(406)	19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)	(438)	(11)
Net changes in reserves for uncertain tax positions(a)	14,758	1,398	(10,217)
Foreign earnings taxed at rates different from the statutory rate	(264)	(1,166)	1,726
Stock-based compensation	397	471	269
Impact of income tax rate changes	(2,297)	-	1,065
Deferred tax rate differential	1,159	788	(562)
Provision to previously filed tax returns	(5,744)	(671)	4,188
Non-taxable portion of capital loss on investments	(26,694)	-	-
Other investment write downs	-	(109)	-
Non-deductible foreign exchange losses	-	-	6,950
Impact of non-deductible expenses and other differences	3,009	883	2,230
Reported income tax expense	$32,393	$17,122	$187

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of October 31	2012	2011
Tax benefit of losses carried forward	$128,124	$99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)	-
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$56,996	$80,898

Summary of Income Tax Contingencies [Table Text Block]
As at October 31	2012	2011
Gross unrecognized tax benefits, beginning of year	$9,377	$7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits, end of year	$33,474	$9,377

Note 20. Supplementary Cash Flow Information (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Years ended October 31	2012	2011	2010
Depreciation and amortization	$17,080	$22,375	$28,514
Stock option compensation	1,567	1,229	2,768
Loss on Celerion note receivable	2,411	-	-
Deferred income taxes	38,137	3,666	8,493
Change in fair value of embedded derivatives	12,020	(2,649)	(13,050)
Foreign currency transactional loss	6,271	1,623	26,341
Equity loss, including cash distribution of $nil (2011 ― $951; 2010 ― $3,034)	-	1,079	3,684
Write-down of investments and other long-term assets	-	-	1,632
Loss on sale of investments	-	-	1,054
Other including foreign currency translation adjustments	6,908	(260)	13,208
	$84,394	$27,063	$72,644

Cash Flow, Operating Capital [Table Text Block]
Years ended October 31	2012	2011	2010
Accounts receivable	$(7,963)	$1,159	$1,726
Inventories	(3,382)	(4,012)	(3,697)
Other current assets and long term assets	17,767	5,206	(3,569)
Accounts payable and accrued liabilities	26,254	(26,178)	(2,864)
Income taxes	(18,360)	2,951	(37,216)
Deferred income	(2,217)	(11,298)	(1,396)
Other long-term obligations	(4,228)	(1,284)	(1,738)
	$7,871	$(33,456)	$(48,754)

Note 21. Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Risk-free interest rate	1.07%	1.94%	2.1%
Expected dividend yield	4.29%	3.75%	0.0%
Expected volatility	0.280	0.304	0.365
Expected time until exercise (years)	3.6	3.6	3.6

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
		2012		2011		2010
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	62
Aggregate grant-date fair value of shares vested	C$	454	C$	-	C$	5,920
	US$	-	US$	-	US$	4,518

LiabilityRelatedToMtipPlans [Table Text Block]
Liability(a)	As of October 31
	2012	2011
2006 Plan	$195	$508
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$195	$508
(Income) Expense(b)	Years ended October 31
	2012	2011	2010
2006 Plan	$(57)	$(197)	$(28)
2007 Plan	-	-	-
2008 Plan	-	-	3,988
2009 Plan	-	-	6,101
Total	$(57)	$(197)	$10,061

Canadian Dollar Options [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
Exercisable as at October 31, 2012	645	$16.30	2.9	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.52	-	$11.63	5.1	2,026	$9.92	255	$10.26
$17.75	-	$21.77	1.1	390	20.24	390	20.24
			4.5	2,416	$11.59	645	$16.30

United States Dollar Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2012	156	$15.73	2.5	$1

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
	$6.15		3.1	3	$6.15	3	$6.15
$15.89	-	$15.91	2.5	153	15.91	153	15.91
			2.5	156	$15.73	156	$15.73

Note 22. Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2012
Pension Plans, Defined Benefit [Member]
Schedule of Net Benefit Costs [Table Text Block]
	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Components of net periodic pension cost
Service cost	$2,804	$2,719	$1,980	$-	$-	$97
Interest cost	12,263	11,994	12,045	571	610	689
Expected return on plan assets	(14,736)	(16,044)	(15,579)	(701)	(706)	(687)
Recognized actuarial loss	-	-	-	127	258	344
Net periodic pension cost (income)	$331	$(1,331)	$(1,554)	$(3)	$162	$443

Schedule of Assumptions Used [Table Text Block]
	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%	3.52%	4.50%	5.24%
Expected return on plan assets	5.75%	6.00%	6.50%	8.00%	8.00%	8.00%
Rate of compensation increase	3.25%	3.50%	3.50%	n/a	n/a	n/a
Benefit cost
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%

Schedule of Net Funded Status [Table Text Block]
	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$229,449	$215,167	$12,929	$11,720
Service cost - pension	3,932	3,910	-	-
Interest cost	12,263	11,994	571	610
Benefits paid	(9,747)	(8,224)	(799)	(649)
Actuarial loss	50,801	1,621	1,303	1,248
Foreign currency exchange rate changes	(207)	4,981	-	-
Projected benefit obligation, end of year	286,491	229,449	14,004	12,929
Change in fair value of plan assets
Fair value of plan assets, beginning of year	239,197	224,111	8,998	8,826
Actual return (loss) on plan assets	19,567	10,252	(47)	703
Benefits paid	(9,747)	(8,224)	(799)	(649)
Employer contributions	3,252	6,681	163	118
Employee contributions	1,128	1,191	-	-
Foreign currency exchange rate changes	(472)	5,186	-	-
Fair value of plan assets, end of year	252,925	239,197	8,315	8,998

Funded status – (under)/over at end of year	$(33,566)	$9,748	$(5,689)	$(3,931)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Projected benefit obligation	$286,491	$229,449	$14,004	$12,929
Fair value of plan assets	252,925	239,197	8,315	8,998
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748	(5,689)	(3,931)
Unrecognized net actuarial loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

Long-term pension plan assets	$-	$9,748	$-	$-
Non-current liabilities	(33,566)	-	(5,689)	(3,931)
Accumulative other comprehensive loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

ScheduleOfAmountsInAccumulatedOtherComprehensiveIncomeLossYetToBeRecognized [Table Text Block]
As of October 31	2012	2011
Net actuarial loss	$83,374	$35,480
Deferred income taxes	(20,449)	(8,847)
Accumulated other comprehensive loss - net of tax	$62,925	$26,633

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Domestic Plan		International Plan
Asset Category		2012	2011	2012	2011
Cash	0%	0.0%	0.1%	0.0%	0.0%
Fixed income	44%	41.6%	48.2%	100.0%	100.0%
Equities	56%	58.4%	51.7%	0.0%	0.0%
Total	100%	100.0%	100.0%	100.0%	100.0%

ScheduleOfDefinedBenefitFairValueOfPlanAssetsMeasuredOnRecurringBasis [Table Text Block]
As of October 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25	$-	$-	$25
Debt securities	-	156,024	-	156,024
Equity securities	-	105,191	-	105,191
Other	-	-	-	-
Total	$25	$261,215	$-	$261,240

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31	Domestic Plan	International Plan(a)
2013	$9,918	$499
2014	10,442	541
2015	11,193	559
2016	11,725	591
2017	12,291	695
2018 – 2022	69,807	3,993
	$125,376	$6,878

Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of Net Benefit Costs [Table Text Block]
Years ended October 31	2012	2011	2010
Components of net periodic cost
Current service cost	$186	$191	$276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized	-	-	(486)
Net periodic cost	$770	$680	$880

Schedule of Assumptions Used [Table Text Block]
Years ended October 31	2012	2011	2010
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9	10	11
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%

Schedule of Net Funded Status [Table Text Block]
As of October 31	2012	2011
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$14,328	$15,251
Service cost	186	191
Interest cost	697	768
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation – end of year	$16,314	$14,328

Funded status – under at end of year	$(16,314)	$(14,328)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As of October 31	2012	2011
Projected benefit obligation	$(16,314)	$(14,328)
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	$(16,783)	$(16,707)

Non-current liabilities	$(16,314)	$(14,328)
Accumulative other comprehensive income	(469)	(2,379)
Net amount recognized at year end	$(16,783)	$(16,707)

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31
2013	$650
2014	716
2015	782
2016	798
2017	837
2018 ― 2022	5,134
Total	$8,917

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
	1% Increase	1% Decrease
Change in net benefit cost	$94	$(75)
Change in projected benefit obligation	$1,641	$(1,323)

Note 23. Segmented Information (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
				Year ended October 31, 2012
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$48,451	$95,434	$100,955	$-	$244,840
Direct cost of revenues	13,726	42,284	54,982	-	110,992
Selling, general and administration(a)	16,565	13,766	14,189	9,908	54,428
Other expense (income), net(b)	4,082	347	2,345	(1,202)	5,572
Segment earnings (loss)	$14,078	$39,037	$29,439	$(8,706)	$73,848
Depreciation and amortization	1,609	4,850	10,621	-	17,080
Restructuring recovery, net					1,781
AECL arbitration and legal costs					5,576
Litigation accruals (Note 25)					24,058
Loss on Celerion note receivable					2,411
Internal investigation costs (Note 24)					9,827
Change in fair value of embedded derivatives					12,020
Operating income from continuing operations					$1,095
				Year ended October 31, 2011
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$42,576	$108,662	$122,789	$-	$274,027
Direct cost of revenues	12,590	47,308	66,178	-	126,076
Selling, general and administration(a)	14,067	15,007	16,055	7,806	52,935
Other expense, net (b)	3,267	207	2,214	4,552	10,240
Segment earnings (loss)	$12,652	$46,140	$38,342	$(12,358)	$84,776
Depreciation and amortization	1,480	6,719	14,138	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977
				Year ended October 31, 2010
		Specialty Isotopes
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$29,040	$103,556	$89,372	$-	$221,968
Direct cost of revenues	6,556	41,642	56,479	-	104,677
Selling, general and administration(a)	10,692	14,447	17,702	48,238	91,079
Other expense, net(b)	2,730	13	1,757	17,871	22,371
Segment earnings (loss)	$9,062	$47,454	$13,434	$(66,109)	$3,841
Depreciation and amortization	1,160	5,156	10,231	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Years ended October 31	Canada	US	Europe	Other	Total
2012	$10,147	$165,944	$23,960	$44,789	$244,840
2011	$6,360	$178,213	$26,565	$62,889	$274,027
2010	$6,775	$136,834	$20,831	$57,528	$221,968

Note 24. Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Years ended October 31	Operating Leases	Other Contractual Commitments
2013	$1,844	$52,091
2014	1,101	44,139
2015	990	32,898
2016	989	49,974
2017	1,137	26,844
Thereafter	909	82,803
	$6,970	$288,749

Note 26. Asset Retirement Obligation (ARO) (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Asset Retirement Obligations [Table Text Block]
As of October 31	2012	2011
Asset retirement obligation – beginning of year	$11,691	$10,598
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	-
Accretion expense	906	843
Foreign exchange and other	(27)	250
Asset retirement obligation – end of year	$12,570	$11,691

Note 1. Nature of Operations (Detail)	12 Months Ended
Oct. 31, 2012
Number of Operating Segments	3

Note 2. Summary of Significant Accounting Policies (Detail)	12 Months Ended
Oct. 31, 2012
Sustainable Tax Position Threshold Of Tax Examination Minimum	50.00%

Note 2. Summary of Significant Accounting Policies (Detail) - Estimated useful lives of property, plant and equipment	12 Months Ended
Oct. 31, 2012
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured
Building [Member] | Minimum [Member]
Property, plant and equipment useful lives	25 years
Building [Member] | Maximum [Member]
Property, plant and equipment useful lives	40 years
Equipment [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Equipment [Member] | Maximum [Member]
Property, plant and equipment useful lives	20 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment useful lives	10 years
Computer Systems [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Computer Systems [Member] | Maximum [Member]
Property, plant and equipment useful lives	7 years

Note 3. Accounts Receivable (Detail) (One-Time Settlement Related to Certain Litigation Matters [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2012
One-Time Settlement Related to Certain Litigation Matters [Member]
Other Receivables	$ 8.3

Note 3. Accounts Receivable (Detail) - Accounts Receivable: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Accounts Receivable	$ 46,663		$ 39,169
Allowance for doubtful accounts	(175)		(170)
Accounts receivable	46,488		38,999
Other receivables(a)	11,179	[1]	1,966
Trade Accounts Receivable [Member]
Accounts Receivable	$ 35,484		$ 37,203

[1]	Other receivables as of October 31, 2012, include a one-time settlement receivable of $8.3 million related to certain litigation matters.

Note 4. Inventories (Detail) - Inventory: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Raw materials and supplies	$ 33,843	$ 31,611
Work-in-process	282	354
Finished goods	1,031	267
	35,156	32,232
Allowance for excess and obsolete inventory	(1,179)	(1,637)
Inventories	$ 33,977	$ 30,595

Note 5. Property, Plant and Equipment (Detail) - Property, Plant and Equipment: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Cost	$ 306,648	$ 299,859
Accumulated Depreciation	218,431	202,169
Accumulated depreciation	(218,431)	(202,169)
Property, plant and equipment	88,217	97,690
Land [Member]
Cost	2,828	2,834
Building [Member]
Cost	84,030	82,800
Accumulated Depreciation	45,677	43,060
Accumulated depreciation	(45,677)	(43,060)
Equipment [Member]
Cost	83,422	80,627
Accumulated Depreciation	61,989	56,923
Accumulated depreciation	(61,989)	(56,923)
Furniture and Fixtures [Member]
Cost	1,604	1,608
Accumulated Depreciation	1,604	1,566
Accumulated depreciation	(1,604)	(1,566)
Computer Equipment [Member]
Cost	82,642	77,869
Accumulated Depreciation	77,331	73,112
Accumulated depreciation	(77,331)	(73,112)
Leasehold Improvements [Member]
Cost	10,779	10,752
Accumulated Depreciation	1,593	1,046
Accumulated depreciation	(1,593)	(1,046)
Building Improvements [Member]
Cost	36,641	36,418
Accumulated Depreciation	30,237	26,462
Accumulated depreciation	(30,237)	(26,462)
Construction in Progress [Member]
Cost	$ 4,702	$ 6,951

Note 6. Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Derivative Assets, Current	$ 0.2	$ 11.8
Prepaid Expense, Current	$ 1.8	$ 2

Note 7. Long-Term Investments (Detail) (USD $)	1 Months Ended	12 Months Ended										12 Months Ended
	Mar. 31, 2010	Oct. 31, 2011		Oct. 31, 2010	Oct. 31, 2012		Oct. 31, 2012 Celerion, Inc. [Member]		Oct. 31, 2011 Celerion, Inc. [Member]		Mar. 05, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]	Oct. 31, 2011 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]	Oct. 31, 2010 LCC Legacy Holdings (LCC) (formerly Lumira Capital Corp.) [Member]
Equity Method Investment, Ownership Percentage											15.00%
Preferred Stock, Conversion Basis	1
Investment Owned, at Fair Value							$ 1,400,000
FairValueOfCompanysInvestmentInAndNoteReceivableFromCelerion							15,600,000
Proceeds from Equity Method Investment, Dividends or Distributions		951,000		3,034,000								900,000
Income (Loss) from Equity Method Investments		(1,079,000)		(3,684,000)									100,000	700,000
Equity Method Investments		$ 1,473,000	[1]		$ 1,450,000	[1]	$ 1,450,000	[2]	$ 1,473,000	[2]

[1]	Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company reported equity loss of $0 (2011 - $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company's exposure to losses is limited to its investment of $0 (October 31, 2011 - $0).
[2]	On March 5, 2010, as part of the consideration for the sale of MDS Pharma Services Early Stage (Early Stage), Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 8(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.4 million as of October 31, 2012. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 8(c)) is currently estimated to be $15.6 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.

Note 7. Long-Term Investments (Detail) - Long-Term Investments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Long-term investment	$ 1,450	[1]	$ 1,473	[1]
Celerion, Inc. [Member]
Long-term investment	$ 1,450	[2]	$ 1,473	[2]

[1]	Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company reported equity loss of $0 (2011 - $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company's exposure to losses is limited to its investment of $0 (October 31, 2011 - $0).
[2]	On March 5, 2010, as part of the consideration for the sale of MDS Pharma Services Early Stage (Early Stage), Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 8(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.4 million as of October 31, 2012. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 8(c)) is currently estimated to be $15.6 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.

Note 8. Other Long-Term Assets (Detail) (USD $)	12 Months Ended			12 Months Ended						1 Months Ended				1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011		Oct. 31, 2012 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2011 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2012 Includes Receivable Portion on Security [Member]	Oct. 31, 2011 Includes Receivable Portion on Security [Member]	Oct. 31, 2012 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Oct. 31, 2011 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Jan. 31, 2012 Reduction in Face Value - Originally Due in 2015 [Member] Celerion, Inc. [Member]	Jan. 31, 2012 Reduction in Carrying Value [Member] Celerion, Inc. [Member]	Oct. 31, 2011 Atomic Energy of Canada Limited (AECL) [Member]	Oct. 31, 2006 Atomic Energy of Canada Limited (AECL) [Member]	Jan. 31, 2012 Celerion, Inc. [Member]	Mar. 31, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 Celerion, Inc. [Member]	Oct. 31, 2011 Celerion, Inc. [Member]	Mar. 05, 2010 Celerion, Inc. [Member]	Oct. 31, 2012 Canadian Government Loan [Member]
Restricted Cash and Cash Equivalents, Noncurrent	$ 3,900,000	$ 5,800,000
Debt Instrument, Interest Rate, Effective Percentage																			7.02%
Debt Instrument, Maturity Term				15 years
Held-to-maturity Securities Pledged as Collateral	38,989,000 [1]	40,048,000	[1]			43,000,000	44,100,000
Notes, Loans and Financing Receivable, Net, Current	4,004,000	16,061,000						4,000,000	4,100,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value				49,100,000	51,700,000
Notes, Loans and Financing Receivable, Net, Noncurrent												12,000,000	38,000,000			14,200,000	20,700,000	25,000,000
Term of Note Receivable													4 years					5 years
Note Receivable, Interest Rate, Stated Percentage																		4.00%
IncrementalIncreaseToNoteReceivableMaximum															1,800,000
Increase (Decrease) in Notes Receivables										12,500,000	8,900,000
Proceeds from Collection of Notes Receivable														6,500,000
Loss on Note Receivable Due to Write Down	2,411,000													2,400,000
Notes Receivable, Fair Value Disclosure																14,200,000
Interest Receivable																5,800,000
Notes, Loans and Financing Receivable, Gross, Noncurrent																$ 16,800,000
EffectiveInterestRateForSecuredCashFlowsOnNoteReceivable																8.00%
EffectiveInterestRateForUnsecuredCashFlowsOnNoteReceivable																28.00%

[1]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 11). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2012 is $43.0 million (October 31, 2011 - $44.1 million), of which $4.0 million (October 31, 2011 - $4.1 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2012, the fair value is $49.1 million (October 31, 2011 - $51.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.

Note 8. Other Long-Term Assets (Detail) - Other Long-Term Assets (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Restricted cash(a)	$ 3,906	[1]	$ 5,847	[1]
Financial instrument pledged as security on long-term debt(b)	38,989	[2]	40,048	[2]
Long-term note receivable(c)	14,172	[3]	20,721	[3]
Goodwill (Note 9)	2,526		2,532
Pension assets (Note 22)			9,748
Other(d)	2,503	[4]	2,349	[4]
Other long-term assets	$ 62,096		$ 81,245

[1]	As of October 31, 2012, restricted cash of $3.9 million (October 31, 2011 - $5.8 million) is related to funds for insurance liabilities.
[2]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 11). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2012 is $43.0 million (October 31, 2011 - $44.1 million), of which $4.0 million (October 31, 2011 - $4.1 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2012, the fair value is $49.1 million (October 31, 2011 - $51.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.
[3]	Atomic Energy of Canada Limited (AECL)In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable was repayable monthly over four years commencing November 1, 2008 and the last payment was received by the Company during the fourth quarter of fiscal 2012. The carrying value of the long-term note receivable as of October 31, 2012 is $0 (October 31, 2011 - $12.0 million) of which the entire $12.0 million as at October 31, 2011 was included in notes receivable in the consolidated statements of financial position.CelerionOn March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received a note receivable with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum (the Note). Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a transition services agreement (TSA) that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note.In the first quarter of fiscal 2012, Celerion offered to make an early payment to Nordion of $6.5 million in cash to reduce the unsecured portion of the Note principal amount by $12.5 million that would have otherwise been due in 2015, to facilitate a change in Celerion's capital structure related to its strategic initiative. Effective January 2, 2012, the Company accepted the offer from Celerion and amended the Note reflecting a reduction in the principal amount of the Note by $12.5 million in the face value, or $8.9 million in the carrying value, for a $6.5 million cash payment received. As a result, the Company recorded a loss of $2.4 million in the first quarter of fiscal 2012 (Note 18).Other than restating the principal amount for the immediate cash payment, all other terms and conditions of the Note remained effectively the same. The Company identified this transaction as an impairment indicator and assessed whether an other-than-temporary impairment of the Note has occurred. As the transaction did not represent an adverse change in the cash flow of the remaining Note amount, the Company determined no other-than-temporary impairment of the Note occurred as of January 31, 2012. Except for this transaction, the Company did not identify any impairment indicator for the Note during fiscal 2012.The carrying value of the Note, including interest and accretion as of October 31, 2012 is $14.2 million (October 31, 2011 - $20.7 million). The fair value of the Note as of October 31, 2012 is $14.2 million, which includes $5.8 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $16.8 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
[4]	Includes the long-term portion of the TheraSphere clinical trials' prepayment, the deferred charges relating to the credit facility (Note 11) and other long-term receivables and assets.

Note 9. Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Goodwill	$ 2,526	$ 2,532
Sterilization Technologies [Member]
Goodwill	1,600
Medical Isotopes [Member]
Goodwill	$ 900

Note 10. Accrued Liabilities (Detail) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010	Oct. 31, 2012
Loss Contingency, Accrual Carrying Value, Current	$ 8,325,000	[1]		$ 8,321,000	[1]
FDA Related Costs [Member]
Loss Contingency Accrual, Carrying Value, Payments	200,000		9,900,000
Loss Contingency, Accrual Carrying Value, Current	8,300,000			8,300,000
Settlement Accrual For The Life Technologies Corporation (Life) Arbitration [Member]
Loss Contingency, Accrual Carrying Value, Current				9,500,000
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Loss Contingency, Accrual Carrying Value, Current				$ 32,000,000

[1]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $nil (2011 - $0.2 million; 2010 - $9.9 million) for the year ended October 31, 2012. As of October 31, 2012, management believes that the remaining provision of $8.3 million (October 31, 2011 - $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs (Note 25).

Note 10. Accrued Liabilities (Detail) - Accrued Liabilities: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Employee-related accruals (Note 21)	$ 4,922		$ 6,716
FDA provision(a)	8,321	[1]	8,325	[1]
Captive insurance liability (Note 24)	2,119		4,492
AECL revenue share and waste disposal	3,770		3,004
Restructuring provision (Note 17)	3,453		4,004
Other(b)	57,737	[2]	26,373	[2]
Accrued liabilities	$ 80,322		$ 52,914

[1]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $nil (2011 - $0.2 million; 2010 - $9.9 million) for the year ended October 31, 2012. As of October 31, 2012, management believes that the remaining provision of $8.3 million (October 31, 2011 - $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs (Note 25).
[2]	Other includes a $9.5 million settlement accrual recorded for the arbitration with Life Technologies Corporation (Life) as a result of the ruling that occurred in July 2011 as well as approximately $32 million estimated litigation accruals (Note 25). Other also includes derivative liabilities, royalties and various miscellaneous payables.

Note 11. Long-Term Debt (Detail)	Dec. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] CAD	Oct. 31, 2011 Canadian Government Loan [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] Revolving Credit Facility [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Oct. 31, 2011 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] USD ($)
Long-term Debt	$ 43,331,000	$ 43,331,000	$ 44,330,000	$ 43,000,000		$ 44,100,000
Debt Instrument, Interest Rate, Effective Percentage				7.02%	7.02%
Debt Instrument, Periodic Payment, Principal				4,000,000	4,000,000
Debt Instrument, Fair Value Disclosure				48,800,000		52,100,000
Line of Credit Facility, Maximum Borrowing Capacity							20,000,000	60,000,000		80,000,000
Term of Credit Facility										1 year
Line of Credit Facility, Amount Outstanding								$ 30,600,000	$ 19,700,000

Note 11. Long-Term Debt (Detail) - Long-Term Debt: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011
Total long-term debt	Dec 31, 2013
Total long-term debt	Dec 31, 2015
Total long-term debt	$ 43,331	$ 43,331	$ 44,330
Current portion of long-term debt	(4,190)	(4,190)	(4,156)	(4,156)
Long-term debt	$ 39,141	$ 39,141	$ 40,174	$ 40,174

Note 11. Long-Term Debt (Detail) - Future Principal Repayments of Long-Term Debt: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011
2013		$ 4,190
2014		4,156
2015		34,985
	$ 43,331	$ 43,331	$ 44,330

Note 12. Deferred Revenue (Detail) - Deferred Revenue: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Deferred Revenue	$ 3,458		$ 5,675
Less: current portion	(1,500)		(1,820)
Long-term portion of deferred revenue	1,958		3,855
Up-front Payment Arrangement [Member]
Deferred Revenue	1,269		1,115
Deferred Credit Related to Government Loan [Member]
Deferred Revenue	1,958	[1]	3,467	[1]
Deposits For Reimbursable Costs [Member]
Deferred Revenue	$ 231		$ 1,093

[1]	The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining three-year term of the debt using the sum of the years' digits method.

Note 13. Other Long-Term Liabilities (Detail) - Other Long-Term Liabilities: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Post-retirement obligations (Note 22)	$ 55,516	$ 18,259
Asset retirement obligation (Note 26)	12,570	11,691
Captive insurance liability (Note 24)	2,505	2,616
Restructuring provision (Note 17)	191	3,617
Other	3,686	3,436
Other long-term liabilities	$ 74,468	$ 39,619

Note 14. Earnings Per Share (Detail) - Earnings Per Share: (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Weighted average number of Common shares outstanding – basic	62,029	64,719	89,279
Impact of stock options assumed exercised	1	90	1
Weighted average number of Common shares outstanding – diluted	62,030	64,809	89,280
Basic and diluted (loss) earnings per share from continuing operations (in Dollars per share)	$ (0.47)	$ 0.67	$ (0.94)
Basic and diluted loss per share from discontinued operations (in Dollars per share)		$ (0.41)	$ (1.66)
Basic and diluted (loss) earnings per share (in Dollars per share)	$ (0.47)	$ 0.26	$ (2.6)

Note 15. Share Capital (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jan. 25, 2012 Normal Course Issuer Bid (NCIB) - 2011 [Member]	Jan. 25, 2012 Normal Course Issuer Bid (NCIB) - 2011 [Member]	Oct. 31, 2012 Normal Course Issuer Bid (NCIB) - 2012 [Member]	Jan. 31, 2012 Normal Course Issuer Bid (NCIB) - 2012 [Member]
Stock Repurchased and Retired During Period, Shares (in Shares)				(469,000)	(4,860,000)	(52,941,000)	398,500	5,258,632	71,120
Stock Repurchased During Period, Value							$ 3,500,000		$ 500,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in Shares)										3,105,901
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Payments of Dividends	$ 6,200,000	$ 6,200,000	$ 6,200,000	$ 18,632,000	$ 19,244,000

Note 15. Share Capital (Detail) - Summary of Share Capital: (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Balance as of October 31, 2009 (in Shares)	62,378,521	67,238,000	120,137,000
Balance as of October 31, 2009	$ 254,076	$ 273,859	$ 488,808
Issued (in Shares)			42,000
Issued			327
Repurchased and cancelled (in Shares)	(469,000)	(4,860,000)	(52,941,000)
Repurchased and cancelled	(1,911)	(19,775)	(215,304)
Other	3	(8)	28
Balance (in Shares)	61,909,101	62,378,521	67,238,000
Balance	$ 252,168	$ 254,076	$ 273,859

Note 16. Financial Instruments and Financial Risk (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives	$ 33,000,000		$ 36,000,000
Notional Amount of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments			13,000,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	(12,020,000)	[1]	2,649,000	[1]	13,050,000	[1]
Allowance for Doubtful Accounts Receivable	200,000		200,000
Cash and Cash Equivalents, at Carrying Value	109,360,000		74,067,000		122,802,000		298,203,000
Embedded Derivative - Supply Contracts [Member]
Derivative, Notional Amount	49,000,000		300,000,000
Segment, Discontinued Operations [Member]
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net					$ 500,000

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.

Note 16. Financial Instruments and Financial Risk (Detail) - Notional and Fair Value of All Derivative Instruments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Assets
Embedded derivatives(a)	$ 10	[1]	$ 11,584	[1]
Foreign currency forward contracts under cash flow hedges(b)	195	[2]	88	[2]
Foreign currency forward contracts not under hedging relationships(c)		[3]	183	[3]
Liabilities
Embedded derivatives(a)	814	[1]	370	[1]
Foreign currency forward contracts under cash flow hedges(b)	60	[2]	57	[2]
Foreign currency forward contracts not under hedging relationships(c)		[3]	$ 148	[3]

[1]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately $49 million and $300 million, respectively.
[2]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately $33 million and $36 million, respectively
[3]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately $0 and $13 million, respectively.

Note 16. Financial Instruments and Financial Risk (Detail) - Summary of Activities of Derivative Instruments: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$ (12,020)	[1]	$ 2,649	[1]	$ 13,050	[1]
Reclassification of realized gain recorded in OCI relating to net investment hedge					(146,638)
Unrealized gain recorded in OCI relating to net investment hedges					(2,400)
Cash Flow Hedge [Member] | Forward Contracts [Member]
Realized (gain) loss on foreign currency forward contracts	(561)		219
Unrealized (loss) gain on foreign currency forward contracts	639		(55)
Non Cash Flow Hedge [Member] | Forward Contracts [Member]
Realized (gain) loss on foreign currency forward contracts	(482)		(327)
Unrealized (loss) gain on foreign currency forward contracts	$ (79)		$ 10

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.

Note 16. Financial Instruments and Financial Risk (Detail) - Financial Assets and Liabilities Measured at Fair Value: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Cash equivalents	$ 100	$ 100
Derivative assets (Note 6)	205	11,855
Derivative liabilities (Note 10(b))	874	575
Fair Value, Inputs, Level 1 [Member]
Cash equivalents	100	100
Fair Value, Inputs, Level 2 [Member]
Derivative assets (Note 6)	205	446
Derivative liabilities (Note 10(b))	874	575
Fair Value, Inputs, Level 3 [Member]
Derivative assets (Note 6)		$ 11,409

Note 16. Financial Instruments and Financial Risk (Detail) - The following table presents the changes in the Level 3 fair value category: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Derivative assets (Note 6)		$ 11,409	$ 10,514
Derivative assets (Note 6)	$ (11,409)	$ 895

Note 17. Restructuring Charges (Detail) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 Workforce Reductions [Member] USD ($)	Jan. 31, 2012 Lease Termination Penalty [Member] USD ($)	Jan. 31, 2012 Lease Termination Penalty [Member] CAD	Jan. 31, 2012 Net Recovery Due to Lease Termination of 70% of Former Toronto Office Space [Member] USD ($)
Restructuring Charges	$ 1,781	$ 1,592	$ 62,531	$ 65,904	$ 2,600
Restructuring Reserve, Settled with Cash				62,397		2,500	2,500
Percentage of Toronto Office Space For Which An Early Termination Penalty Was Paid						70.00%	70.00%
Restructuring Reserve, Accrual Adjustment	1,781							700
Restructuring Reserve	$ 3,644	$ 7,600		$ 3,644
Lease, Remaining Term	2 years

Note 17. Restructuring Charges (Detail) - Restructuring Activities Related to Continuing Operations: (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012
Restructuring Expenses	$ 1,781	$ 1,592	$ 62,531	$ 65,904
Accrued Restructuring Expense Settled With Cash				(62,397)
Accrued Restructuring Expense Settled Without Cash				137
Reserve Balance	3,644	7,600		3,644
Employee Severance [Member]
Restructuring Expenses	2,557	1,217	42,161	45,935
Accrued Restructuring Expense Settled With Cash				(42,174)
Accrued Restructuring Expense Settled Without Cash				(1,074)
Reserve Balance	2,687			2,687
Contract Termination [Member]
Restructuring Expenses	(776)	375	7,175	6,774
Accrued Restructuring Expense Settled With Cash				(7,042)
Accrued Restructuring Expense Settled Without Cash				1,225
Reserve Balance	957			957
Other Restructuring [Member]
Restructuring Expenses			13,195	13,195
Accrued Restructuring Expense Settled With Cash				(13,181)
Accrued Restructuring Expense Settled Without Cash				$ (14)

Note 18. Other Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2010
Other Operating Income (Expense), Net	$ (26,321)	[1]	$ (275)	$ 14,165
Loss on Celerion Note Receivable [Member]
Other Operating Income (Expense), Net	2,400
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Other Operating Income (Expense), Net	$ 24,100

[1]	Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.

Note 18. Other Expenses, Net (Detail) - Other Expenses, Net: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2010
Research and development	$ 6,552		$ 5,629	$ 4,533
Foreign exchange (gain) loss	(832)		4,336	32,003
(Gain) loss on sale of investment			(1,691)	1,054
Write-down of investments and other long-term assets				1,632
Other(a)	26,321	[1]	275	(14,165)
Other expenses, net	$ 32,041		$ 8,549	$ 25,057

[1]	Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.

Note 19. Income Taxes (Detail) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 0
Deferred Tax Assets, Capital Loss Carryforwards	70,500,000
Deferred Tax Assets, Valuation Allowance	149,637,000	100,053,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	128,124,000	99,498,000
Tax Assets, Gross	545,400,000	332,800,000
Deferred Tax Assets, Gross	219,505,000	180,951,000
Deferred Tax Assets, Operating Loss Carryforwards	57,600,000	58,400,000
Operating Loss Carryforwards	178,700,000	181,300,000
Operating Loss Carryforwards, Subject to Expiration	178,700,000	181,300,000
Unrecognized Tax Benefits, Excluding Accrued Interest And Penalties	33,500,000	9,400,000
Unrecognized Tax Benefits Period Increase Decrease, Estimate, Next Fiscal Year	16,700,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,900,000	2,800,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	21,100,000	9,300,000
Capital Loss Carryforward [Member]
Deferred Tax Assets, Valuation Allowance	57,600,000	41,100,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	12,900,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Deferred Tax Assets, Valuation Allowance	56,300,000	58,100,000
Investment Tax Credit Carryforward [Member]
Deferred Tax Assets, Valuation Allowance	35,400,000
Deferred Tax Assets, Gross	$ 84,600,000	$ 83,900,000

Note 19. Income Taxes (Detail) - Income (Loss) From Continuing Operations Before Income Taxes: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Canadian	$ 2,491	$ 57,453	$ (61,247)
Foreign	1,033	3,171	(22,382)
Income (loss) from continuing operations before income taxes	$ 3,524	$ 60,624	$ (83,629)

Note 19. Income Taxes (Detail) - Components of the Income Tax Expense: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Canadian income tax expense (recovery)
Current	$ (5,211)	$ 12,851	$ (9,615)
Deferred	38,137	3,666	(6,998)
Foreign income tax (recovery) expense
Current	(533)	605	1,308
Deferred			15,492
Income tax expense	$ 32,393	$ 17,122	$ 187

Note 19. Income Taxes (Detail) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Expected income tax expense (recovery) at the 25% (2011 – 27%; 2010 – 30%) statutory rate	$ 893		$ 16,372		$ (25,050)
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	48,515		(406)		19,599
Tax benefit arising on utilization of R&D tax credits	(1,339)		(438)		(11)
Net changes in reserves for uncertain tax positions(a)	14,758	[1]	1,398	[1]	(10,217)	[1]
Foreign earnings taxed at rates different from the statutory rate	(264)		(1,166)		1,726
Stock-based compensation	397		471		269
Impact of income tax rate changes	(2,297)				1,065
Provision to previously filed tax returns	(5,744)		(671)		4,188
Other investment write downs			(109)
Non-deductible foreign exchange losses					6,950
Impact of non-deductible expenses and other differences	3,009		883		2,230
Reported income tax expense	32,393		17,122		187
Deferred tax rate differential [Member]
Increase (decrease) in taxes as a result of:
Income tax reconciliation, other adjustment	1,159		788		(562)
Non-taxable portion of capital loss on investments [Member]
Increase (decrease) in taxes as a result of:
Income tax reconciliation, other adjustment	$ (26,694)

[1]	Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Note 19. Income Taxes (Detail) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (Parentheticals)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Expected income tax expense (recovery) at statutory rate	25.00%	27.00%	30.00%

Note 19. Income Taxes (Detail) - Components of the Deferred Tax Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Tax benefit of losses carried forward	$ 128,124	$ 99,498
Tax basis in excess of book value	2,883	9,756
Investment tax credits	68,088	65,283
Provisions and reserves	385	(2,195)
Other comprehensive loss	20,025	8,609
Deferred tax assets before valuation allowance	219,505	180,951
Unrecognized tax benefits	(12,872)
Valuation allowance	(149,637)	(100,053)
Net deferred tax assets	$ 56,996	$ 80,898

Note 19. Income Taxes (Detail) - Gross Reserves For Uncertain Tax Positions Excluding Accrued Interest and Penalties: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Gross unrecognized tax benefits	$ 9,377	$ 7,842
Additions for tax positions from prior years	17,104	218
Reductions for tax positions from prior years	(3,513)	(1,177)
Additions for tax positions related to the current year	10,388	2,346
Currency translation adjustment	118	148
Gross unrecognized tax benefits	$ 33,474	$ 9,377

Note 20. Supplementary Cash Flow Information (Detail) - Items Not Affecting Cash Flows: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Depreciation and amortization	$ 17,080	$ 22,375	$ 28,514
Stock option compensation	1,567	1,229	2,768
Loss on Celerion note receivable	2,411
Deferred income taxes	38,137	3,666	8,493
Change in fair value of embedded derivatives	12,020	(2,649)	(13,050)
Foreign currency transactional loss	6,271	1,623	26,341
Equity loss, including cash distribution of $nil (2011 ― $951; 2010 ― $3,034)		1,079	3,684
Write-down of investments and other long-term assets			1,632
Loss on sale of investments		(1,691)	1,054
Other including foreign currency translation adjustments	6,908	(260)	13,208
	$ 84,394	$ 27,063	$ 72,644

Note 20. Supplementary Cash Flow Information (Detail) - Items Not Affecting Cash Flows: (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Equity method investments, cash distributions	$ 951	$ 3,034

Note 20. Supplementary Cash Flow Information (Detail) - Changes in Operating Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Accounts receivable	$ (7,963)	$ 1,159	$ 1,726
Inventories	(3,382)	(4,012)	(3,697)
Other current assets and long term assets	17,767	5,206	(3,569)
Accounts payable and accrued liabilities	26,254	(26,178)	(2,864)
Income taxes	(18,360)	2,951	(37,216)
Deferred income	(2,217)	(11,298)	(1,396)
Other long-term obligations	(4,228)	(1,284)	(1,738)
	$ 7,871	$ (33,456)	$ (48,754)

Note 21. Stock-Based Compensation (Detail)	3 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)		Oct. 31, 2011 USD ($)		Oct. 31, 2010 USD ($)		Oct. 31, 2012 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2011 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Loss From Discontinued Operations, Net Of Income Taxes [Member] USD ($)	Oct. 31, 2012 Stock Options [Member] USD ($)	Oct. 31, 2011 Stock Options [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] USD ($)	Oct. 31, 2012 Performance Shares [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Performance Shares [Member] USD ($)	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) Units [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] Loss From Discontinued Operations, Net Of Income Taxes [Member] USD ($)	Oct. 31, 2012 Mid Term Incentive Plan (MTIP) Units [Member]	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) Units [Member]	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] USD ($)	Oct. 31, 2012 Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] CAD	Oct. 31, 2010 Canadian Dollar Options [Member] CAD	Dec. 31, 2012 Canadian Dollar Options [Member] CAD
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	6,159,800	6,159,800
Allocated Share-based Compensation Expense		$ (57,000)	[1]	$ (197,000)	[1]	$ 10,061,000	[1]	$ 1,600,000	$ 1,200,000	$ 200,000	$ 2,500,000	$ 800,000	$ 1,600,000	$ 1,200,000	$ 3,500,000	$ 600,000	$ 1,000,000	$ 100,000	$ 700,000	$ 1,000,000	$ 300,000	$ 100,000	$ 400,000	$ 200,000	$ 200,000	$ (200,000)	$ 5,600,000	$ 4,500,000			$ 10,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																																42,800	808,700	1,174,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																																9.52	10.32
Share based Compensation Arrangement By Sharebased Payment Award, Options, Term																																7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																			3 years				3 years		6 months							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																1.28	1.83	2.91
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options																																			2,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																15 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																			132,493	179,777
PercentageOfDeferredShareUnitsVestingFullyAfterVestingPeriod																			100.00%
DSU Per Dividend Equivalent (in Shares)																			15,449	11,496
DSUs Paid Out (in Shares)	201,268,570
DSUs Paid Out, Amount	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																							201,231		122,828
Percentage Of Restricted Share Units (RSU) Vesting Fully After Vesting Period																							100.00%
RSU Per Dividend Equivalent (in Shares)																							3,939
MTIP Units Per Dividend Equivalent (in Shares)																													972	1,607

[1]	The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 - $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 - $(0.2); 2010 - $0) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in "Loss from discontinued operations, net of income taxes".

Note 21. Stock-Based Compensation (Detail) - Stock Option Activity - Canadian Dollar Options: (Canadian Dollar Options [Member], CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Canadian Dollar Options [Member]
Outstanding, Number	2,423		3,531
Outstanding, Weighted Average Exercise Price (in Dollars per share)	11.78		16.53
Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months		5 years 109 days		3 years 328 days
Outstanding, Aggregate Intrinsic Value (in Dollars)			2,067
Granted, Number	43		809
Granted, Weighted Average Exercise Price (in Dollars per share)	9.52		10.32
Cancelled or forfeited, Number	(6)		(1,801)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)	20.66		19.8
Expired, Number	(44)		(116)
Expired, Weighted Average Exercise Price (in Dollars per share)	18.9		21.74
Vested and expected to vest, Number	2,182	[1]
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	11.98
Vested and expected to vest, Weighted Average Remaining Contractual Life	3 years 328 days		5 years 73 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)
Exercisable, Number	440
Exercisable, Weighted Average Exercise Price (in Dollars per share)	20.11
Exercisable, Weighted Average Remaining Contractual Life	2 years 328 days		1 year 328 days
Exercisable, Aggregate Intrinsic Value (in Dollars)
Outstanding, Number	2,416		2,423		3,531
Outstanding, Weighted Average Exercise Price (in Dollars per share)	11.59		11.78		16.53
Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months		5 years 109 days		3 years 328 days
Outstanding, Aggregate Intrinsic Value (in Dollars)					2,067
Vested and expected to vest, Number	2,204	[1]	2,182	[1]
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	11.75		11.98
Vested and expected to vest, Weighted Average Remaining Contractual Life	3 years 328 days		5 years 73 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)
Exercisable, Number	645		440
Exercisable, Weighted Average Exercise Price (in Dollars per share)	16.3		20.11
Exercisable, Weighted Average Remaining Contractual Life	2 years 328 days		1 year 328 days
Exercisable, Aggregate Intrinsic Value (in Dollars)

[1]	The expected to vest amount represents the unvested options as at October 31, 2012 and 2011, respectively, less estimated forfeitures.

Note 21. Stock-Based Compensation (Detail) - Stock Options Outstanding - Canadian Dollar Options: (Canadian Dollar Options [Member], CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Opotions Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months
Options Oustanding, Number (in Shares)	2,416
Options Outstanding, Weighted Average Exercise Price	11.59
Options Exercisable, Number (in Shares)	645
Options Exercisable, Weighted Average Exercise Price	16.3
$09.52 - $11.63 [Member]
Range Of Exercise Prices, Lower Limit	9.52
Range Of Exercise Prices, Higher Limit	11.63
Opotions Outstanding, Weighted Average Remaining Contractual Life	5 years 36 days
Options Oustanding, Number (in Shares)	2,026
Options Outstanding, Weighted Average Exercise Price	9.92
Options Exercisable, Number (in Shares)	255
Options Exercisable, Weighted Average Exercise Price	10.26
$17.75 - $21.77 [Member]
Range Of Exercise Prices, Lower Limit	17.75
Range Of Exercise Prices, Higher Limit	21.77
Opotions Outstanding, Weighted Average Remaining Contractual Life	1 year 36 days
Options Oustanding, Number (in Shares)	390
Options Outstanding, Weighted Average Exercise Price	20.24
Options Exercisable, Number (in Shares)	390
Options Exercisable, Weighted Average Exercise Price	20.24

Note 21. Stock-Based Compensation (Detail) - Stock Option Activity - United States Dollar Options: (United States Dollar Option [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
United States Dollar Option [Member]
Outstanding, Number	157	802
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.72	$ 15.88
Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days	4 years 219 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 8	$ 15
Cancelled or forfeited, Number	(1)	(645)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 15.91	$ 15.91
Vested and expected to vest, Number	157
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	$ 15.72
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)	8
Exercisable, Number	157
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 15.72
Exercisable, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Exercisable, Aggregate Intrinsic Value (in Dollars)	8
Outstanding, Number	156	157	802
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72	$ 15.88
Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days	4 years 219 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	1	8	15
Vested and expected to vest, Number	156	157
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)	1	8
Exercisable, Number	156	157
Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 15.73	$ 15.72
Exercisable, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 219 days
Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 1	$ 8

Note 21. Stock-Based Compensation (Detail) - Stock Options Outstanding - United States Dollar Options: (United States Dollar Option [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months
Options Outstanding, Number (in Shares)	156
Options Outstanding, Weighted Average Exercise Price	$ 15.73
Options Exercisable, Number (in Shares)	156
Options Exercisable, Weighted Average Exercise Price	$ 15.73
$6.15 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 36 days
Options Outstanding, Number (in Shares)	3
Options Outstanding, Weighted Average Exercise Price	$ 6.15
Options Exercisable, Number (in Shares)	3
Options Exercisable, Weighted Average Exercise Price	$ 6.15
$15.89 - $15.91 [Member]
Range of Exercise Prices, Lower Limit	$ 15.89
Range of Exercise Prices, Upper Limit	$ 15.91
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months
Options Outstanding, Number (in Shares)	153
Options Outstanding, Weighted Average Exercise Price	$ 15.91
Options Exercisable, Number (in Shares)	153
Options Exercisable, Weighted Average Exercise Price	$ 15.91

Note 21. Stock-Based Compensation (Detail) - Assumptions Used to Estimate the Fair Value of Options Granted:	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Risk-free interest rate	1.07%	1.94%	2.10%
Expected dividend yield	4.29%	3.75%	0.00%
Expected volatility	0.28	0.304	0.365
Expected time until exercise (years)	3 years 219 days	3 years 219 days	3 years 219 days

Note 21. Stock-Based Compensation (Detail) - Intrinsic Value of Options Exercise and the Fair Value of Shares Vested: In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 CAD	Oct. 31, 2010 USD ($)	Oct. 31, 2010 CAD
(in Dollars)		$ 62
Aggregate grant-date fair value of shares vested	454	4,518	5,920
(in Dollars)	454	$ 4,518	5,920

Note 21. Stock-Based Compensation (Detail) - Liability and Expense Related to MTIP Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Liability	$ 195	[1]	$ 508	[1]
(Income) Expense	(57)	[2]	(197)	[2]	10,061	[2]
2006 MTIP Plan[Member]
Liability	195		508
(Income) Expense	(57)		(197)		(28)
2008 MTIP Plan [Member]
(Income) Expense					3,988
2009 MTIP Plan [Member]
(Income) Expense					$ 6,101

[1]	The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 10).
[2]	The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 - $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 - $(0.2); 2010 - $0) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in "Loss from discontinued operations, net of income taxes".

Note 22. Employee Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Contribution Plans [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution	$ 1.3	$ 1.2	$ 3.5
Canadian Plan [Member]
Defined Benefit Plans, General Information	The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions.
U.S. Plan [Member]
Defined Benefit Plans, General Information	The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service.
Pension Plans, Defined Benefit [Member]
EstimatedAnnualFundingRequirementsForNextFiveYears	14
EstimatedAnnualCurrentServiceCostContributionsExpectedForNextFiveYears	3
UnrecognizedActuarialGainsAndPastServiceCostsNetOfTaxes	0.5	2.4
UnrecognizedActuarialGainsAndPastServiceCostsTaxes	0.1	0.6
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0.7

Note 22. Employee Benefits (Detail) - Components of Net Periodic Benefit Cost Relating to Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Components of net periodic pension cost
Service cost	$ 2,804	$ 2,719	$ 1,980
Interest cost	12,263	11,994	12,045
Expected return on plan assets	(14,736)	(16,044)	(15,579)
Net periodic pension cost (income)	331	(1,331)	(1,554)
Foreign Pension Plans, Defined Benefit [Member]
Components of net periodic pension cost
Service cost			97
Interest cost	571	610	689
Expected return on plan assets	(701)	(706)	(687)
Recognized actuarial loss	127	258	344
Net periodic pension cost (income)	$ (3)	$ 162	$ 443

Note 22. Employee Benefits (Detail) - Weighted Average Assumptions Used in Determining Net Periodic Benefit Cost and Projected Benefit Obligation of Defined Benefit Pension Plans:	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Projected Benefit Obligation - Expected Return On Plan Assets [Member] | Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	5.75%	6.00%	6.50%
Projected Benefit Obligation - Expected Return On Plan Assets [Member] | Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	8.00%	8.00%	8.00%
Benefit Cost - Expected Return On Plan Assets [Member] | Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	6.00%	6.50%	6.90%
Benefit Cost - Expected Return On Plan Assets [Member] | Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Expected return on plan assets	8.00%	8.00%	8.00%
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%
Discount rate	5.40%	5.40%	6.50%
Rate of compensation increase	3.50%	3.50%	3.75%
Rate of compensation increase	3.25%	3.50%	3.50%
Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Discount rate	3.52%	4.50%	5.24%
Discount rate	4.50%	5.24%	5.75%
Rate of compensation increase			4.50%

Note 22. Employee Benefits (Detail) - Funded Status of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Change in projected benefit obligation
Actuarial loss	$ (83,374)	$ (35,480)
Change in fair value of plan assets
Fair value of plan assets	261,240
Funded status – (under)/over at end of year		9,748
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	229,449	215,167
Service cost - pension	3,932	3,910
Interest cost	12,263	11,994
Benefits paid	(9,747)	(8,224)
Actuarial loss	50,801	1,621
Foreign currency exchange rate changes	(207)	4,981
Change in fair value of plan assets
Fair value of plan assets	239,197	224,111
Actual return (loss) on plan assets	19,567	10,252
Benefits paid	(9,747)	(8,224)
Employer contributions	3,252	6,681
Employee contributions	1,128	1,191
Foreign currency exchange rate changes	(472)	5,186
Fair value of plan assets	252,925	239,197
Projected benefit obligation	286,491	229,449
Funded status – (under)/over at end of year	(33,566)	9,748
Foreign Pension Plans, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	12,929	11,720
Interest cost	571	610
Benefits paid	(799)	(649)
Actuarial loss	1,303	1,248
Change in fair value of plan assets
Fair value of plan assets	8,998	8,826
Actual return (loss) on plan assets	(47)	703
Benefits paid	(799)	(649)
Employer contributions	163	118
Fair value of plan assets	8,315	8,998
Projected benefit obligation	14,004	12,929
Funded status – (under)/over at end of year	$ (5,689)	$ (3,931)

Note 22. Employee Benefits (Detail) - Amounts Recognized in Consolidated Statements of Financial Position of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair value of plan assets	$ 261,240
Plan assets (less than) in excess of projected benefit obligation		9,748
Non-current liabilities	55,516	18,259
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Projected benefit obligation	286,491	229,449	215,167
Fair value of plan assets	252,925	239,197	224,111
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748
Unrecognized net actuarial loss	76,183	30,212
Net amount recognized at year end	42,617	39,960
Long-term pension plan assets		9,748
Non-current liabilities	(33,566)
Accumulative other comprehensive loss	76,183	30,212
Foreign Pension Plans, Defined Benefit [Member]
Projected benefit obligation	14,004	12,929	11,720
Fair value of plan assets	8,315	8,998	8,826
Plan assets (less than) in excess of projected benefit obligation	(5,689)	(3,931)
Unrecognized net actuarial loss	7,191	5,268
Net amount recognized at year end	1,502	1,337
Non-current liabilities	(5,689)	(3,931)
Accumulative other comprehensive loss	$ 7,191	$ 5,268

Note 22. Employee Benefits (Detail) - Amounts in Accumulated Other Comprehensive Income That Have Not Yet Been Recognized as Components of Defined Benefit Pension Plans Expense: (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Net actuarial loss	$ 83,374	$ 35,480
Deferred income taxes	(20,449)	(8,847)
Accumulated other comprehensive loss - net of tax	$ 62,925	$ 26,633

Note 22. Employee Benefits (Detail) - Weighted Average Asset Allocation of Defined Benefit Pension Plans:	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended
	Oct. 31, 2012	Oct. 31, 2012 Cash [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Cash [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Cash [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Cash [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Cash [Member]	Oct. 31, 2012 Fixed Income Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Fixed Income Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Fixed Income Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Fixed Income Securities [Member]	Oct. 31, 2012 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Equity Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Equity Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Equity Securities [Member]	Oct. 31, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member]
Target Allocation	100.00%					0.00%					44.00%					56.00%
Actual Plan Allocation		0.00%	0.10%	0.00%	0.00%		41.60%	48.20%	100.00%	100.00%		58.40%	51.70%	0.00%	0.00%		100.00%	100.00%	100.00%	100.00%

Note 22. Employee Benefits (Detail) - Basis For the Fair Valuation of Defined Benefit Pension Plans Assets: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Defined Benefit Pension Plans Assets	$ 261,240
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Pension Plans Assets	25
Cash and Cash Equivalents [Member]
Defined Benefit Pension Plans Assets	25
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	156,024
Debt Securities [Member]
Defined Benefit Pension Plans Assets	156,024
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	105,191
Equity Securities [Member]
Defined Benefit Pension Plans Assets	105,191
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Pension Plans Assets	25
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Pension Plans Assets	$ 261,215

Note 22. Employee Benefits (Detail) - Expected Future Benefit Payments of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
2013	$ 9,918
2014	10,442
2015	11,193
2016	11,725
2017	12,291
2018 – 2022	69,807
125,376
Foreign Pension Plans, Defined Benefit [Member]
2013	499
2014	541
2015	559
2016	591
2017	695
2018 – 2022	3,993
$ 6,878

Note 22. Employee Benefits (Detail) - Components of Net Periodic Cost for Other Benefit Plans: (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic cost
Current service cost	$ 186	$ 191	$ 276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized			(486)
Net periodic cost	$ 770	$ 680	$ 880

Note 22. Employee Benefits (Detail) - Weighted Average Assumptions Used in Determining Net Periodic Benefit Cost and Projected Benefit Obligation of Other Benefit Plans: (Other Postretirement Benefit Plans, Defined Benefit [Member])
	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9 years	10 years	11 years
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%

Note 22. Employee Benefits (Detail) - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates for Health Care Plans: (Health Care Plan [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Health Care Plan [Member]
Change in net benefit cost	$ 94
Change in net benefit cost	(75)
Change in projected benefit obligation	1,641
Change in projected benefit obligation	$ (1,323)

Note 22. Employee Benefits (Detail) - Funded Status of Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Change in projected benefit obligation
Actuarial loss (gain)	$ 83,374	$ 35,480
Funded status – under at end of year		9,748
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	14,328	15,251
Service cost	186	191	276
Interest cost	696	768	790
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation	16,314	14,328	15,251
Funded status – under at end of year	$ (16,314)	$ (14,328)

Note 22. Employee Benefits (Detail) - Amounts Recognized in Consolidated Statements of Financial Position for Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Plan assets less than projected benefit obligation		$ 9,748
Non-current liabilities	55,516	18,259
Other Postretirement Benefit Plans, Defined Benefit [Member]
Projected benefit obligation	(16,314)	(14,328)	(15,251)
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	(16,783)	(16,707)
Non-current liabilities	(16,314)	(14,328)
Accumulative other comprehensive income	$ (469)	$ (2,379)

Note 22. Employee Benefits (Detail) - Estimated Future Benefit Payments of Other Benefit Plans: (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified	Oct. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
2013	$ 650
2014	716
2015	782
2016	798
2017	837
2018 ― 2022	5,134
Total	$ 8,917

Note 23. Segmented Information (Detail) (USD $)	12 Months Ended							12 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Sterilization Technologies [Member] Canada [Member]	Oct. 31, 2012 Sterilization Technologies [Member]	Oct. 31, 2012 Medical Isotopes [Member] Canada [Member]	Oct. 31, 2012 Medical Isotopes [Member]	Oct. 31, 2012 AECL Arbitration and Legal Costs [Member]	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Number of Operating Segments	3
Legal Fees	$ 5,576,000	$ 12,172,000	$ 9,207,000					$ 5,600,000	$ 46,000,000	$ 24,100,000
Internal Investigation Costs	9,827,000
Loss on Note Receivable Due to Write Down	2,411,000
Gain on Sale of Investments		1,700,000
Asset Impairment Charges			1,632,000
Loss on Sale of Investments			1,100,000
Goodwill	2,526,000	2,532,000		1,900,000	1,600,000	600,000	900,000
Entity-Wide Revenue, Major Customer, Amount	$ 51,800,000	$ 60,800,000	$ 20,600,000
Entity-Wide Revenue, Major Customer, Percentage	21.00%	22.00%	9.00%

Note 23. Segmented Information (Detail) - Segment Results for Continuing Operations: (USD $) In Thousands, unless otherwise specified	12 Months Ended						36 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2012
Revenues	$ 244,840		$ 274,027		$ 221,968
Direct cost of revenues	110,992		126,076		104,677
Selling, general and administration(a)	54,428		52,935		91,079
Other expense (income), net(b)	5,572		10,240		22,371
Segment earnings (loss)	73,848		84,776		3,841
Depreciation and amortization	17,080		22,375		28,514
Restructuring charges, net	1,781		1,592		62,531		65,904
Restructuring recovery, net	1,781
AECL arbitration and legal costs	5,576		12,172		9,207
(Gain) loss on sale of investments			(1,691)		1,054
Impairment of long-lived assets					1,632
Litigation accruals (Note 25)	24,058
Loss on Celerion note receivable	2,411
Internal investigation costs (Note 24)	9,827
Change in fair value of embedded derivatives	12,020	[1]	(2,649)	[1]	(13,050)	[1]
Operating income (loss) from continuing operations	1,095		52,977		(86,047)
Targeted Therapies [Member]
Revenues	48,451		42,576		29,040
Direct cost of revenues	13,726		12,590		6,556
Selling, general and administration(a)	16,565		14,067		10,692
Other expense (income), net(b)	4,082		3,267		2,730
Segment earnings (loss)	14,078		12,652		9,062
Depreciation and amortization	1,609		1,480		1,160
Specialty Isotopes - Sterilization Technologies [Member]
Revenues	95,434		108,662		103,556
Direct cost of revenues	42,284		47,308		41,642
Selling, general and administration(a)	13,766		15,007		14,447
Other expense (income), net(b)	347		207		13
Segment earnings (loss)	39,037		46,140		47,454
Depreciation and amortization	4,850		6,719		5,156
Specialty Isotopes - Medical Isotopes [Member]
Revenues	100,955		122,789		89,372
Direct cost of revenues	54,982		66,178		56,479
Selling, general and administration(a)	14,189		16,055		17,702
Other expense (income), net(b)	2,345		2,214		1,757
Segment earnings (loss)	29,439		38,342		13,434
Depreciation and amortization	10,621		14,138		10,231
Corporate and Other [Member]
Selling, general and administration(a)	9,908		7,806		48,238
Other expense (income), net(b)	(1,202)		4,552		17,871
Segment earnings (loss)	(8,706)		(12,358)		(66,109)
Depreciation and amortization			$ 38		$ 11,967

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.

Note 23. Segmented Information (Detail) - Revenues By Geographic Location: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues by Geographic Location	$ 244,840	$ 274,027	$ 221,968
Canada [Member]
Revenues by Geographic Location	10,147	6,360	6,775
US [Member]
Revenues by Geographic Location	165,944	178,213	136,834
Europe [Member]
Revenues by Geographic Location	23,960	26,565	20,831
Other Location [Member]
Revenues by Geographic Location	$ 44,789	$ 62,889	$ 57,528

Note 24. Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Operating Leases, Rent Expense, Net	$ 1,100,000	$ 1,300,000	$ 16,600,000
Long-term Purchase Commitment, Time Period	1 to 12 years
AmountsPurchasedUnderContractualCommitments	37,400,000	45,900,000	47,300,000
Direct Operating Cost, Royalty Expense	500,000	1,600,000	3,600,000
AmountOfSelfInsuranceForCostsIncurredRelatingToSingleLiabilityClaimInYearMaximum	5,000,000
AmountOfSelfInsuranceForCostsIncurredInAggregateRelatedToLiabilityClaimsInYearMaximum	10,000,000
Self Insurance Reserve	4,600,000	7,100,000
Operating Leases, Future Minimum Payments Due	6,970,000
Retained Obligation From Sale of Early Stage [Member]
Operating Leases, Future Minimum Payments Due	700,000
Isotopes [Member]
Purchase Obligation	240,000,000
Outsourcing of Information Technology Infrastructure [Member]
Purchase Obligation	$ 2,500,000	$ 2,300,000

Note 24. Commitments and Contingencies (Detail) - Non-Cancelable Operating Leases Minimum Annual Payments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
2013	$ 1,844
2013	52,091
2014	1,101
2014	44,139
2015	990
2015	32,898
2016	989
2016	49,974
2017	1,137
2017	26,844
Thereafter	909
Thereafter	82,803
6,970
$ 288,749

Note 25. Litigation (Detail)	12 Months Ended			2 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended			3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] USD ($)	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] CAD	Jan. 31, 2013 Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Jul. 31, 2008 Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Jul. 31, 2008 Notice of Arbitration Served to AECL by Nordion [Member] CAD	Oct. 31, 2009 Complaint Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] CAD	Jul. 31, 2012 Complaint Served to Nordion By BioAxone BioSciences [Member] USD ($)	Oct. 31, 2012 Loan Agreement Between The Government of Canada and Nordion [Member] USD ($)	Oct. 31, 2012 Loan Agreement Between The Government of Canada and Nordion [Member] CAD
Loss Contingency, Damages Sought, Value						$ 250,000,000	250,000,000	$ 243,500,000	$ 1,600,000,000	1,600,000,000				$ 90,000,000
Legal Fees	5,576,000	12,172,000	9,207,000	46,000,000	24,100,000
Loans Payable															100,000,000	100,000,000
CostsClaimedForStudyAndMitigation											10,000,000	5,000,000	5,000,000
LostProfitsAlleged											$ 70,000,000	$ 30,000,000	30,000,000

Note 26. Asset Retirement Obligation (ARO) (Detail) (Future Site Remediation Costs [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Future Site Remediation Costs [Member]
Letters of Credit Outstanding, Amount	$ 15.4	$ 15.5

Note 26. Asset Retirement Obligation (ARO) (Detail) - Reconciliation of Asset Retirement Obligations: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Asset retirement obligation – beginning of year	$ 11,691	$ 10,598
Accretion expense	906	843
Foreign exchange and other	(27)	250
Asset retirement obligation – end of year	$ 12,570	$ 11,691